UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	9-30-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Balanced Fund

September 30, 2012

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.8%

AEROSPACE AND DEFENSE — 2.7%
Boeing Co. (The)	11,879	827,016
L-3 Communications Holdings, Inc.	3,194	229,042
Northrop Grumman Corp.	9,618	638,924
Raytheon Co.	6,706	383,315
Textron, Inc.	12,169	318,462
United Technologies Corp.	11,593	907,616

		3,304,375

AIR FREIGHT AND LOGISTICS — 1.1%
FedEx Corp.	6,372	539,199
United Parcel Service, Inc., Class B	10,632	760,932

		1,300,131

AIRLINES†
Alaska Air Group, Inc.(1)	212	7,433
Spirit Airlines, Inc.(1)	2,971	50,744

		58,177

BEVERAGES — 0.8%
Coca-Cola Co. (The)	10,350	392,576
Constellation Brands, Inc., Class A(1)	5,092	164,726
Monster Beverage Corp.(1)	7,309	395,855
PepsiCo, Inc.	525	37,154

		990,311

BIOTECHNOLOGY — 0.9%
Amgen, Inc.	7,934	668,995
United Therapeutics Corp.(1)	7,021	392,333

		1,061,328

CHEMICALS — 2.6%
CF Industries Holdings, Inc.	3,086	685,833
Huntsman Corp.	14,070	210,065
LyondellBasell Industries NV, Class A	12,035	621,728
Monsanto Co.	9,090	827,372
NewMarket Corp.	792	195,212
PPG Industries, Inc.	2,961	340,041
Valspar Corp.	4,386	246,055

		3,126,306

COMMERCIAL BANKS — 1.2%
Bank of Montreal	9,166	541,160
BB&T Corp.	12,893	427,532
Wells Fargo & Co.	13,156	454,277

		1,422,969

COMMERCIAL SERVICES AND SUPPLIES†
Mine Safety Appliances Co.	544	20,275

COMMUNICATIONS EQUIPMENT — 1.1%
Brocade Communications Systems, Inc.(1)	20,209	119,536

Cisco Systems, Inc.	58,679	1,120,182
QUALCOMM, Inc.	1,825	114,045

		1,353,763

COMPUTERS AND PERIPHERALS — 4.0%
Apple, Inc.	4,441	2,963,302
EMC Corp.(1)	31,423	856,905
Seagate Technology plc	17,186	532,766
Western Digital Corp.	12,937	501,050

		4,854,023

CONSTRUCTION AND ENGINEERING — 0.3%
Chicago Bridge & Iron Co. NV New York Shares	10,130	385,851
URS Corp.	1,096	38,700

		424,551

CONSUMER FINANCE — 0.9%
American Express Co.	13,348	758,967
Cash America International, Inc.	9,045	348,866

		1,107,833

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	560	16,268
Coinstar, Inc.(1)	3,614	162,558

		178,826

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Bank of America Corp.	19,732	174,233
Interactive Brokers Group, Inc., Class A	783	10,978
JPMorgan Chase & Co.	30,777	1,245,853
NYSE Euronext	22,460	553,639

		1,984,703

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	44,918	1,693,408
Verizon Communications, Inc.	26,698	1,216,628

		2,910,036

ELECTRIC UTILITIES†
Cleco Corp.	20	840

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Tech Data Corp.(1)	4,548	206,024

ENERGY EQUIPMENT AND SERVICES — 0.3%
Helix Energy Solutions Group, Inc.(1)	18,450	337,082

FOOD AND STAPLES RETAILING — 1.3%
CVS Caremark Corp.	19,110	925,306
Kroger Co. (The)	18,788	442,270
Wal-Mart Stores, Inc.	2,633	194,315

		1,561,891

FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	7,987	217,086
Campbell Soup Co.	16,894	588,249
Hillshire Brands Co.	3,606	96,569

Smithfield Foods, Inc.(1)	27,295	536,347

		1,438,251

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Medtronic, Inc.	18,773	809,492
St. Jude Medical, Inc.	16,264	685,202

		1,494,694

HEALTH CARE PROVIDERS AND SERVICES — 1.6%
Humana, Inc.	5,603	393,050
McKesson Corp.	7,224	621,481
UnitedHealth Group, Inc.	15,829	877,085

		1,891,616

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Bally Technologies, Inc.(1)	3,002	148,269

HOUSEHOLD DURABLES — 0.6%
Garmin Ltd.	13,327	556,269
Newell Rubbermaid, Inc.	11,245	214,667

		770,936

HOUSEHOLD PRODUCTS — 1.2%
Energizer Holdings, Inc.	4,404	328,582
Kimberly-Clark Corp.	8,065	691,816
Procter & Gamble Co. (The)	6,848	474,977

		1,495,375

INDUSTRIAL CONGLOMERATES — 1.2%
Danaher Corp.	12,891	710,939
General Electric Co.	31,281	710,391

		1,421,330

INSURANCE — 3.5%
Aflac, Inc.	14,122	676,161
Allied World Assurance Co. Holdings AG	5,812	448,977
Allstate Corp. (The)	16,306	645,881
Assurant, Inc.	5,303	197,802
Axis Capital Holdings Ltd.	5,964	208,263
Berkshire Hathaway, Inc., Class B(1)	3,064	270,245
Everest Re Group Ltd.	4,143	443,135
Genworth Financial, Inc., Class A(1)	12,257	64,104
Loews Corp.	8,158	336,599
MetLife, Inc.	4,926	169,750
Protective Life Corp.	412	10,799
Prudential Financial, Inc.	12,124	660,879
Validus Holdings Ltd.	4,439	150,526

		4,283,121

INTERNET AND CATALOG RETAIL†
Expedia, Inc.	549	31,754

INTERNET SOFTWARE AND SERVICES — 0.9%
Google, Inc., Class A(1)	1,481	1,117,415

IT SERVICES — 2.0%
Accenture plc, Class A	10,107	707,793

International Business Machines Corp.	8,444	1,751,708

		2,459,501

LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Agilent Technologies, Inc.	12,221	469,897
Life Technologies Corp.(1)	4,337	211,993

		681,890

MACHINERY — 1.1%
Actuant Corp., Class A	1,987	56,868
Cummins, Inc.	3,086	284,560
Parker-Hannifin Corp.	7,421	620,247
Sauer-Danfoss, Inc.	9,690	389,635

		1,351,310

MEDIA — 1.7%
Comcast Corp., Class A	30,947	1,106,974
DISH Network Corp., Class A	15,705	480,730
Regal Entertainment Group Class A	24,306	341,985
Scholastic Corp.	745	23,676
Thomson Reuters Corp.	4,353	125,628

		2,078,993

METALS AND MINING — 0.4%
Coeur d'Alene Mines Corp.(1)	15,925	459,118

MULTI-UTILITIES — 0.8%
Ameren Corp.	12,733	415,987
Public Service Enterprise Group, Inc.	16,669	536,409

		952,396

MULTILINE RETAIL — 0.7%
Dillard's, Inc., Class A	4,704	340,193
Macy's, Inc.	15,194	571,599

		911,792

OIL, GAS AND CONSUMABLE FUELS — 5.7%
Chevron Corp.	14,776	1,722,291
ConocoPhillips	7,979	456,239
Energy XXI Bermuda Ltd.	10,417	364,074
Exxon Mobil Corp.	22,879	2,092,285
Marathon Petroleum Corp.	12,990	709,124
Occidental Petroleum Corp.	683	58,779
Phillips 66	3,327	154,273
Suncor Energy, Inc.	15,904	522,446
Valero Energy Corp.	17,622	558,265
Western Refining, Inc.	9,286	243,107

		6,880,883

PAPER AND FOREST PRODUCTS†
Buckeye Technologies, Inc.	1,220	39,113

PERSONAL PRODUCTS — 0.1%
Nu Skin Enterprises, Inc., Class A	2,731	106,045

PHARMACEUTICALS — 4.5%
Abbott Laboratories	15,924	1,091,749
Bristol-Myers Squibb Co.	4,990	168,413

Eli Lilly & Co.	17,934	850,251
Johnson & Johnson	15,571	1,072,998
Merck & Co., Inc.	17,644	795,744
Pfizer, Inc.	58,760	1,460,186

		5,439,341

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp.	1,455	115,847
Equifax, Inc.	3,577	166,617

		282,464

ROAD AND RAIL — 0.6%
Union Pacific Corp.	6,149	729,886

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.7%
Applied Materials, Inc.	52,315	584,097
Broadcom Corp., Class A	10,665	368,796
Intel Corp.	25,429	576,730
KLA-Tencor Corp.	9,867	470,705
Texas Instruments, Inc.	1,097	30,222

		2,030,550

SOFTWARE — 3.6%
Activision Blizzard, Inc.	4,606	51,956
Adobe Systems, Inc.(1)	14,625	474,728
CA, Inc.	16,926	436,098
Intuit, Inc.	346	20,373
Microsoft Corp.	53,594	1,596,029
Oracle Corp.	38,629	1,216,427
Symantec Corp.(1)	31,073	559,314

		4,354,925

SPECIALTY RETAIL — 2.7%
Advance Auto Parts, Inc.	4,858	332,482
Buckle, Inc. (The)	3,252	147,738
Foot Locker, Inc.	5,792	205,616
GameStop Corp., Class A	2,962	62,202
Home Depot, Inc. (The)	17,799	1,074,526
O'Reilly Automotive, Inc.(1)	4,211	352,124
PetSmart, Inc.	7,530	519,419
TJX Cos., Inc. (The)	12,319	551,768

		3,245,875

TOBACCO — 0.4%
Philip Morris International, Inc.	3,306	297,342
Universal Corp.	3,061	155,866

		453,208

TOTAL COMMON STOCKS (Cost $57,703,599)		72,753,495

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 12.3%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.7%
FHLMC, VRN, 2.58%, 10/15/12	51,992	54,427

FHLMC, VRN, 2.91%, 10/15/12	23,872	25,283
FHLMC, VRN, 3.28%, 10/15/12	57,419	60,431
FHLMC, VRN, 4.03%, 10/15/12	115,200	122,919
FHLMC, VRN, 6.16%, 10/15/12	89,019	96,799
FNMA, VRN, 2.73%, 10/25/12	97,888	102,721
FNMA, VRN, 3.35%, 10/25/12	68,307	72,170
FNMA, VRN, 3.37%, 10/25/12	67,525	71,616
FNMA, VRN, 3.90%, 10/25/12	79,063	84,204
FNMA, VRN, 3.91%, 10/25/12	114,707	122,255
FNMA, VRN, 3.97%, 10/25/12	40,591	43,137

		855,962

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.6%
FHLMC, 7.00%, 11/1/13	6,584	6,728
FHLMC, 6.50%, 6/1/16	23,127	24,851
FHLMC, 6.50%, 6/1/16	24,157	26,151
FHLMC, 4.50%, 1/1/19	209,212	224,830
FHLMC, 6.50%, 1/1/28	9,964	11,717
FHLMC, 6.50%, 6/1/29	8,097	9,251
FHLMC, 8.00%, 7/1/30	9,826	12,233
FHLMC, 5.50%, 12/1/33	328,747	368,277
FHLMC, 5.50%, 1/1/38	106,587	116,472
FHLMC, 6.00%, 8/1/38	50,742	56,019
FHLMC, 4.00%, 4/1/41	295,402	328,493
FHLMC, 6.50%, 7/1/47	6,858	7,632
FNMA, 6.00%, 4/1/13	396	402
FNMA, 6.00%, 4/1/13	314	320
FNMA, 6.00%, 5/1/13	124	126
FNMA, 6.50%, 6/1/13	1,112	1,132
FNMA, 6.00%, 7/1/13	155	158
FNMA, 6.00%, 1/1/14	7,684	7,926
FNMA, 4.50%, 5/1/19	87,221	94,396
FNMA, 4.50%, 5/1/19	120,403	130,307
FNMA, 6.50%, 1/1/28	5,709	6,709
FNMA, 6.50%, 1/1/29	21,758	25,664
FNMA, 7.50%, 7/1/29	37,744	46,339
FNMA, 7.50%, 9/1/30	8,918	10,940
FNMA, 5.00%, 7/1/31	315,662	344,839
FNMA, 6.50%, 1/1/32	27,666	32,171
FNMA, 5.50%, 6/1/33	107,014	119,267
FNMA, 5.50%, 8/1/33	183,721	203,912
FNMA, 5.00%, 11/1/33	572,327	628,806
FNMA, 5.50%, 1/1/34	167,907	186,360
FNMA, 4.50%, 9/1/35	360,215	390,404
FNMA, 5.00%, 2/1/36	551,375	603,616
FNMA, 5.50%, 1/1/37	455,482	502,407
FNMA, 5.50%, 2/1/37	126,393	138,782
FNMA, 6.00%, 7/1/37	795,010	888,122
FNMA, 6.50%, 8/1/37	90,356	101,107
FNMA, 4.00%, 1/1/41	1,037,338	1,155,034
FNMA, 4.50%, 1/1/41	391,237	431,238
FNMA, 4.50%, 2/1/41	365,765	397,104
FNMA, 4.00%, 5/1/41	358,122	386,444

FNMA, 4.50%, 7/1/41	394,442	435,387
FNMA, 4.50%, 9/1/41	118,135	130,398
FNMA, 4.00%, 12/1/41	425,948	468,286
FNMA, 4.00%, 1/1/42	138,880	151,816
FNMA, 4.00%, 1/1/42	545,708	589,035
FNMA, 3.50%, 5/1/42	736,432	792,617
FNMA, 6.50%, 6/1/47	17,121	19,056
FNMA, 6.50%, 8/1/47	32,066	35,692
FNMA, 6.50%, 8/1/47	32,389	36,051
FNMA, 6.50%, 9/1/47	73,073	81,335
FNMA, 6.50%, 9/1/47	2,586	2,879
FNMA, 6.50%, 9/1/47	29,170	32,468
FNMA, 6.50%, 9/1/47	20,152	22,430
FNMA, 6.50%, 9/1/47	20,200	22,483
GNMA, 7.00%, 4/20/26	26,254	31,266
GNMA, 7.50%, 8/15/26	16,768	20,205
GNMA, 7.00%, 2/15/28	5,049	6,067
GNMA, 7.50%, 2/15/28	5,010	5,173
GNMA, 6.50%, 5/15/28	1,574	1,856
GNMA, 6.50%, 5/15/28	2,702	3,189
GNMA, 7.00%, 12/15/28	9,814	11,794
GNMA, 7.00%, 5/15/31	50,938	61,354
GNMA, 5.50%, 11/15/32	170,230	190,772
GNMA, 4.50%, 1/15/40	205,387	227,067
GNMA, 4.00%, 1/20/41	765,213	845,288
GNMA, 4.50%, 5/20/41	472,461	524,463
GNMA, 4.50%, 6/15/41	158,579	176,409
GNMA, 4.00%, 12/15/41	867,167	958,549
GNMA, 3.50%, 7/20/42	223,919	245,342

		14,155,413

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,002,858)		15,011,375

U.S. TREASURY SECURITIES — 11.3%

U.S. Treasury Bonds, 5.50%, 8/15/28	20,000	28,653
U.S. Treasury Bonds, 5.25%, 2/15/29	320,000	449,150
U.S. Treasury Bonds, 5.375%, 2/15/31	250,000	361,914
U.S. Treasury Bonds, 4.75%, 2/15/37	297,000	411,624
U.S. Treasury Bonds, 4.375%, 11/15/39	510,000	674,953
U.S. Treasury Bonds, 4.375%, 5/15/41	260,000	344,988
U.S. Treasury Bonds, 3.75%, 8/15/41	100,000	119,734
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	53,344
U.S. Treasury Bonds, 2.75%, 8/15/42	200,000	197,000
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	433,020	450,476
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	412,248	453,698
U.S. Treasury Notes, 0.75%, 9/15/13	1,150,000	1,156,334
U.S. Treasury Notes, 0.50%, 10/15/13	300,000	300,984
U.S. Treasury Notes, 0.75%, 12/15/13	500,000	503,321
U.S. Treasury Notes, 1.25%, 2/15/14	900,000	912,832
U.S. Treasury Notes, 1.25%, 3/15/14	500,000	507,520
U.S. Treasury Notes, 0.25%, 8/15/15	1,250,000	1,248,242
U.S. Treasury Notes, 0.875%, 2/28/17	350,000	355,496

U.S. Treasury Notes, 2.375%, 7/31/17	700,000	759,500
U.S. Treasury Notes, 0.625%, 8/31/17	500,000	500,508
U.S. Treasury Notes, 1.875%, 10/31/17	600,000	637,031
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	93,766
U.S. Treasury Notes, 1.375%, 11/30/18	500,000	515,664
U.S. Treasury Notes, 1.00%, 9/30/19(3)	450,000	448,594
U.S. Treasury Notes, 2.625%, 8/15/20	550,000	608,352
U.S. Treasury Notes, 3.125%, 5/15/21	450,000	514,688
U.S. Treasury Notes, 2.125%, 8/15/21	300,000	317,484
U.S. Treasury Notes, 2.00%, 2/15/22	650,000	676,406
U.S. Treasury Notes, 1.625%, 8/15/22	200,000	199,875

TOTAL U.S. TREASURY SECURITIES (Cost $13,053,526)		13,802,131

CORPORATE BONDS — 10.1%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 4.75%, 7/15/20	20,000	22,122
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	34,011
United Technologies Corp., 5.70%, 4/15/40	60,000	78,337
United Technologies Corp., 4.50%, 6/1/42	10,000	11,271

		145,741

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(4)	60,000	62,386
American Honda Finance Corp., 1.50%, 9/11/17(4)	10,000	10,056
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	30,000	32,835
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	30,000	34,007
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(4)	10,000	10,072

		149,356

BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50,000	67,743
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	40,000	49,753
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	20,000	20,168
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	41,723
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	10,000	10,601
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	10,000	10,425
PepsiCo, Inc., 4.875%, 11/1/40	20,000	23,952
PepsiCo, Inc., 3.60%, 8/13/42	10,000	9,886
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	50,000	52,362
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	20,000	21,767

		308,380

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	50,000	51,701
Amgen, Inc., 3.625%, 5/15/22	10,000	10,567
Celgene Corp., 3.25%, 8/15/22	20,000	20,237
Gilead Sciences, Inc., 4.40%, 12/1/21	30,000	34,171

		116,676

CAPITAL MARKETS — 0.2%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	90,000	108,353
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	20,000	21,254
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	40,000	42,545

Jefferies Group, Inc., 5.125%, 4/13/18	30,000	30,600

		202,752

CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22(4)	20,000	20,550
CF Industries, Inc., 6.875%, 5/1/18	50,000	60,937
Dow Chemical Co. (The), 5.90%, 2/15/15	30,000	33,442
Dow Chemical Co. (The), 2.50%, 2/15/16	20,000	20,878
Eastman Chemical Co., 3.60%, 8/15/22	40,000	42,232
Ecolab, Inc., 4.35%, 12/8/21	50,000	56,846
PPG Industries, Inc., 2.70%, 8/15/22	10,000	10,052

		244,937

COMMERCIAL BANKS — 0.8%
Bank of America N.A., 5.30%, 3/15/17	224,000	249,038
Bank of Nova Scotia, 2.55%, 1/12/17	30,000	31,783
BB&T Corp., 5.70%, 4/30/14	20,000	21,560
BB&T Corp., 3.20%, 3/15/16	40,000	43,002
Capital One Financial Corp., 2.15%, 3/23/15	20,000	20,519
Capital One Financial Corp., 4.75%, 7/15/21	20,000	22,752
Fifth Third Bancorp, 6.25%, 5/1/13	50,000	51,626
HSBC Bank plc, 3.50%, 6/28/15(4)	40,000	42,465
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	60,000	64,551
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	60,000	62,972
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	70,000	75,466
SunTrust Banks, Inc., 3.60%, 4/15/16	11,000	11,764
Toronto-Dominion Bank (The), 2.375%, 10/19/16	50,000	52,653
U.S. Bancorp., 3.44%, 2/1/16	30,000	31,526
U.S. Bancorp., MTN, 2.95%, 7/15/22	10,000	10,119
Wachovia Bank N.A., 4.80%, 11/1/14	74,000	79,623
Wells Fargo & Co., 3.68%, 3/15/13	30,000	32,690
Wells Fargo & Co., 2.10%, 5/8/17	50,000	51,797
Wells Fargo & Co., 4.60%, 4/1/21	20,000	23,148
Wells Fargo & Co., MTN, 3.50%, 3/8/22	20,000	21,377

		1,000,431

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	20,000	22,272
Republic Services, Inc., 5.50%, 9/15/19	20,000	23,723
Republic Services, Inc., 3.55%, 6/1/22	20,000	21,072
Waste Management, Inc., 6.125%, 11/30/39	30,000	37,968

		105,035

COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	26,619

COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 2.60%, 9/15/17	60,000	60,272

CONSUMER FINANCE — 0.2%
American Express Credit Corp., 2.80%, 9/19/16	20,000	21,289
American Express Credit Corp., MTN, 2.75%, 9/15/15	80,000	84,339
American Express Credit Corp., MTN, 2.375%, 3/24/17	30,000	31,596
PNC Bank N.A., 6.00%, 12/7/17	80,000	95,741
SLM Corp., 6.25%, 1/25/16	20,000	21,800

SLM Corp., MTN, 5.00%, 10/1/13	40,000	41,650

		296,415

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16	40,000	43,500
Ball Corp., 6.75%, 9/15/20	30,000	33,150

		76,650

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Bank of America Corp., 4.50%, 4/1/15	10,000	10,718
Bank of America Corp., 6.50%, 8/1/16	50,000	57,885
Bank of America Corp., 5.75%, 12/1/17	40,000	46,085
Citigroup, Inc., 6.01%, 1/15/15	80,000	87,721
Citigroup, Inc., 4.75%, 5/19/15	20,000	21,543
Citigroup, Inc., 4.45%, 1/10/17	30,000	32,990
Citigroup, Inc., 6.125%, 5/15/18	140,000	165,960
Citigroup, Inc., 4.50%, 1/14/22	30,000	33,010
Deutsche Bank AG (London), 3.875%, 8/18/14	50,000	52,557
General Electric Capital Corp., 3.75%, 11/14/14	50,000	53,030
General Electric Capital Corp., 2.25%, 11/9/15	50,000	51,820
General Electric Capital Corp., 5.625%, 9/15/17	140,000	165,091
General Electric Capital Corp., 4.375%, 9/16/20	70,000	77,343
General Electric Capital Corp., 5.30%, 2/11/21	20,000	22,995
General Electric Capital Corp., MTN, 2.30%, 4/27/17	60,000	61,757
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	10,000	10,412
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	230,000	242,855
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	50,000	57,713
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	20,000	23,248
HSBC Holdings plc, 5.10%, 4/5/21	20,000	23,150
HSBC Holdings plc, 6.80%, 6/1/38	20,000	24,527
JPMorgan Chase & Co., 6.00%, 1/15/18	180,000	214,906
JPMorgan Chase & Co., 4.625%, 5/10/21	10,000	11,200
Morgan Stanley, 6.625%, 4/1/18	70,000	80,539
Morgan Stanley, 5.625%, 9/23/19	50,000	54,713

		1,683,768

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 3.00%, 2/15/22	20,000	21,192
AT&T, Inc., 6.55%, 2/15/39	30,000	40,859
AT&T, Inc., 5.55%, 8/15/41	20,000	25,027
British Telecommunications plc, 5.95%, 1/15/18	40,000	47,967
CenturyLink, Inc., 6.15%, 9/15/19	30,000	33,669
CenturyLink, Inc., 5.80%, 3/15/22	10,000	10,904
CenturyLink, Inc., Series P, 7.60%, 9/15/39	20,000	21,235
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	20,000	20,482
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	30,000	37,712
Telefonica Emisiones SAU, 5.88%, 7/15/19	60,000	60,450
Verizon Communications, Inc., 7.35%, 4/1/39	40,000	60,172
Windstream Corp., 7.875%, 11/1/17	20,000	22,450

		402,119

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	70,000	81,375

Jabil Circuit, Inc., 5.625%, 12/15/20	20,000	21,500

		102,875

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	30,000	32,039
Noble Holding International Ltd., 3.95%, 3/15/22	10,000	10,516
Transocean, Inc., 2.50%, 10/15/17	20,000	20,139
Transocean, Inc., 6.50%, 11/15/20	30,000	35,891
Transocean, Inc., 6.375%, 12/15/21	10,000	11,992
Weatherford International Ltd., 9.625%, 3/1/19	30,000	39,104

		149,681

FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 6.60%, 3/15/19	50,000	63,995
CVS Caremark Corp., 4.125%, 5/15/21	20,000	22,756
Kroger Co. (The), 6.40%, 8/15/17	50,000	60,587
Safeway, Inc., 4.75%, 12/1/21	10,000	10,216
Target Corp., 4.00%, 7/1/42	10,000	10,294
Wal-Mart Stores, Inc., 5.875%, 4/5/27	138,000	187,136
Walgreen Co., 1.80%, 9/15/17	20,000	20,255

		375,239

FOOD PRODUCTS — 0.2%
General Mills, Inc., 3.15%, 12/15/21	30,000	31,288
Kellogg Co., 4.45%, 5/30/16	50,000	56,005
Kraft Foods, Inc., 6.125%, 2/1/18	8,000	9,781
Kraft Foods, Inc., 6.125%, 8/23/18(4)	22,000	26,987
Kraft Foods, Inc., 6.50%, 2/9/40	20,000	27,223
Kraft Foods, Inc., 5.00%, 6/4/42(4)	20,000	22,431
Mead Johnson Nutrition Co., 3.50%, 11/1/14	30,000	31,109

		204,824

GAS UTILITIES — 0.5%
El Paso Corp., 7.25%, 6/1/18	40,000	46,272
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	30,000	35,747
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	36,456
Enbridge Energy Partners LP, 5.50%, 9/15/40	20,000	22,668
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	23,185
Enterprise Products Operating LLC, 3.70%, 6/1/15	20,000	21,396
Enterprise Products Operating LLC, 6.30%, 9/15/17	30,000	36,537
Enterprise Products Operating LLC, 5.95%, 2/1/41	30,000	35,661
Enterprise Products Operating LLC, 4.45%, 2/15/43	20,000	19,890
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	60,000	75,484
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	40,000	48,597
Magellan Midstream Partners LP, 6.55%, 7/15/19	40,000	49,321
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	20,000	21,746
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	20,000	26,933
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	40,000	42,559
TransCanada PipeLines Ltd., 2.50%, 8/1/22	30,000	30,421
Williams Partners LP, 4.125%, 11/15/20	30,000	32,620
Williams Partners LP, 3.35%, 8/15/22	20,000	20,492

		625,985

HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 1.875%, 6/15/13	40,000	40,398

Covidien International Finance SA, 3.20%, 6/15/22	10,000	10,591

		50,989

HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Express Scripts, Inc., 2.65%, 2/15/17(4)	70,000	73,444
Express Scripts, Inc., 7.25%, 6/15/19	90,000	116,159
Mayo Clinic Rochester, 3.77%, 11/15/43	15,000	15,133
NYU Hospitals Center, 4.43%, 7/1/42	20,000	20,409
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	34,275
WellPoint, Inc., 3.125%, 5/15/22	20,000	20,010
WellPoint, Inc., 3.30%, 1/15/23	20,000	20,278
WellPoint, Inc., 5.80%, 8/15/40	10,000	11,642

		311,350

HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18	50,000	60,951
Wyndham Worldwide Corp., 2.95%, 3/1/17	10,000	10,096

		71,047

HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	34,375

HOUSEHOLD PRODUCTS — 0.1%
Clorox Co. (The), 3.05%, 9/15/22	20,000	20,441
Jarden Corp., 8.00%, 5/1/16	50,000	53,625

		74,066

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	10,000	10,300
General Electric Co., 5.25%, 12/6/17	70,000	82,938

		93,238

INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	20,000	26,220
Allstate Corp. (The), 5.20%, 1/15/42	20,000	24,106
American International Group, Inc., 3.65%, 1/15/14	20,000	20,602
American International Group, Inc., 5.85%, 1/16/18	90,000	104,660
American International Group, Inc., 4.875%, 6/1/22	10,000	11,294
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	30,000	34,245
Berkshire Hathaway, Inc., 3.00%, 5/15/22	20,000	20,782
CNA Financial Corp., 5.875%, 8/15/20	20,000	23,392
CNA Financial Corp., 5.75%, 8/15/21	10,000	11,653
Genworth Financial, Inc., 7.20%, 2/15/21	20,000	20,482
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	20,000	23,206
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	20,000	22,513
International Lease Finance Corp., 5.75%, 5/15/16	20,000	21,308
Liberty Mutual Group, Inc., 5.00%, 6/1/21(4)	21,000	22,241
Lincoln National Corp., 6.25%, 2/15/20	40,000	47,203
MetLife, Inc., 6.75%, 6/1/16	40,000	47,924
MetLife, Inc., 4.125%, 8/13/42	20,000	19,802
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	10,137
Prudential Financial, Inc., 5.375%, 6/21/20	10,000	11,581
Prudential Financial, Inc., 5.625%, 5/12/41	20,000	22,609

		545,960

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	20,750
International Business Machines Corp., 1.95%, 7/22/16	40,000	41,824

		62,574

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	10,000	10,181
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	53,614

		63,795

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	40,000	41,407
Deere & Co., 5.375%, 10/16/29	60,000	77,191

		118,598

MEDIA — 0.9%
CBS Corp., 1.95%, 7/1/17	10,000	10,265
Comcast Corp., 5.90%, 3/15/16	74,000	86,068
Comcast Corp., 6.50%, 11/15/35	20,000	25,940
Comcast Corp., 6.40%, 5/15/38	60,000	77,195
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	50,000	53,651
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	50,000	56,123
Discovery Communications LLC, 5.625%, 8/15/19	25,000	30,218
DISH DBS Corp., 6.75%, 6/1/21	30,000	32,850
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	70,000	78,137
Lamar Media Corp., 9.75%, 4/1/14	40,000	45,000
NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	23,744
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	68,173
News America, Inc., 3.00%, 9/15/22(4)	20,000	20,225
News America, Inc., 6.90%, 8/15/39	30,000	39,108
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	10,586
Qwest Corp., 7.50%, 10/1/14	60,000	66,971
SBA Telecommunications, Inc., 8.25%, 8/15/19	19,000	21,327
Time Warner Cable, Inc., 6.75%, 7/1/18	60,000	75,570
Time Warner Cable, Inc., 4.50%, 9/15/42	20,000	20,054
Time Warner, Inc., 3.40%, 6/15/22	10,000	10,586
Time Warner, Inc., 7.70%, 5/1/32	40,000	56,389
Time Warner, Inc., 4.90%, 6/15/42	20,000	22,061
Viacom, Inc., 4.375%, 9/15/14	30,000	32,101
Viacom, Inc., 4.50%, 3/1/21	30,000	34,137
Viacom, Inc., 3.125%, 6/15/22	20,000	20,705
Virgin Media Secured Finance plc, 6.50%, 1/15/18	120,000	132,000

		1,149,184

METALS AND MINING — 0.2%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	20,000	21,036
ArcelorMittal, 5.50%, 8/5/20	30,000	28,909
ArcelorMittal, 6.50%, 2/25/22	10,000	9,869
Barrick North America Finance LLC, 4.40%, 5/30/21	30,000	32,705
Newmont Mining Corp., 6.25%, 10/1/39	30,000	35,608
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	30,000	31,711
Teck Resources Ltd., 5.375%, 10/1/15	20,000	22,117
Vale Overseas Ltd., 5.625%, 9/15/19	75,000	84,766
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	21,429

Vale SA, 5.625%, 9/11/42	10,000	10,235

		298,385

MULTI-UTILITIES — 0.4%
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	18,000	20,367
CMS Energy Corp., 4.25%, 9/30/15	20,000	21,276
CMS Energy Corp., 8.75%, 6/15/19	40,000	52,131
Consumers Energy Co., 2.85%, 5/15/22	10,000	10,464
Dominion Resources, Inc., 2.75%, 9/15/22	20,000	20,175
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	23,278
Duke Energy Corp., 3.95%, 9/15/14	40,000	42,424
Duke Energy Corp., 1.625%, 8/15/17	30,000	30,130
Edison International, 3.75%, 9/15/17	40,000	43,025
Exelon Generation Co. LLC, 5.20%, 10/1/19	40,000	45,491
FirstEnergy Solutions Corp., 6.05%, 8/15/21	30,000	33,719
Florida Power Corp., 6.35%, 9/15/37	20,000	27,247
Georgia Power Co., 4.30%, 3/15/42	10,000	10,728
Nisource Finance Corp., 4.45%, 12/1/21	10,000	11,144
Nisource Finance Corp., 5.25%, 2/15/43	10,000	11,218
Northern States Power Co., 3.40%, 8/15/42	10,000	9,666
Pacific Gas & Electric Co., 5.80%, 3/1/37	20,000	25,676
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,414
Public Service Company of Colorado, 4.75%, 8/15/41	10,000	11,926
Sempra Energy, 6.50%, 6/1/16	30,000	35,759
Southern California Edison Co., 5.625%, 2/1/36	22,000	28,444
Southern Power Co., 5.15%, 9/15/41	10,000	11,522

		546,224

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	20,000	20,619

OIL, GAS AND CONSUMABLE FUELS — 0.9%
Anadarko Petroleum Corp., 6.45%, 9/15/36	40,000	49,777
Apache Corp., 4.75%, 4/15/43	30,000	34,471
BP Capital Markets plc, 3.20%, 3/11/16	30,000	32,234
BP Capital Markets plc, 2.25%, 11/1/16	40,000	41,921
BP Capital Markets plc, 4.50%, 10/1/20	30,000	34,892
Cenovus Energy, Inc., 4.50%, 9/15/14	40,000	42,930
ConocoPhillips, 5.75%, 2/1/19	60,000	74,685
ConocoPhillips Holding Co., 6.95%, 4/15/29	20,000	28,408
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,414
EOG Resources, Inc., 5.625%, 6/1/19	40,000	49,199
Hess Corp., 6.00%, 1/15/40	30,000	36,579
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,841
Marathon Petroleum Corp., 5.125%, 3/1/21	10,000	11,562
Newfield Exploration Co., 6.875%, 2/1/20	50,000	55,125
Nexen, Inc., 5.875%, 3/10/35	20,000	23,754
Noble Energy, Inc., 4.15%, 12/15/21	40,000	43,296
Occidental Petroleum Corp., 2.70%, 2/15/23	30,000	30,915
Peabody Energy Corp., 6.50%, 9/15/20	20,000	20,550
Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,000	12,600
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	50,000	57,250
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	50,000	56,600
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	48,000
Phillips 66, 4.30%, 4/1/22(4)	20,000	21,945

Pioneer Natural Resources Co., 3.95%, 7/15/22	20,000	21,293
Shell International Finance BV, 2.375%, 8/21/22	40,000	40,480
Shell International Finance BV, 3.625%, 8/21/42	30,000	30,618
Suncor Energy, Inc., 6.10%, 6/1/18	46,000	56,817
Suncor Energy, Inc., 6.85%, 6/1/39	10,000	13,856
Talisman Energy, Inc., 7.75%, 6/1/19	40,000	50,923
Talisman Energy, Inc., 3.75%, 2/1/21	10,000	10,452

		1,083,387

PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	60,000	70,453
International Paper Co., 4.75%, 2/15/22	30,000	34,137
International Paper Co., 6.00%, 11/15/41	10,000	12,246

		116,836

PHARMACEUTICALS — 0.1%
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	9,323
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	65,000	67,669
Merck & Co., Inc., 2.40%, 9/15/22	30,000	30,314
Roche Holdings, Inc., 7.00%, 3/1/39(4)	20,000	30,284
Sanofi, 4.00%, 3/29/21	21,000	24,037
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	10,000	10,293

		171,920

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
American Tower Corp., 4.625%, 4/1/15	50,000	53,897
American Tower Corp., 4.70%, 3/15/22	30,000	32,979
Boston Properties LP, 3.85%, 2/1/23	30,000	31,671
BRE Properties, Inc., 3.375%, 1/15/23	20,000	19,941
Developers Diversified Realty Corp., 4.75%, 4/15/18	50,000	55,556
Essex Portfolio LP, 3.625%, 8/15/22(4)	20,000	20,191
HCP, Inc., 3.75%, 2/1/16	30,000	31,869
Simon Property Group LP, 5.10%, 6/15/15	50,000	55,188
Simon Property Group LP, 5.75%, 12/1/15	30,000	33,959
UDR, Inc., 4.25%, 6/1/18	30,000	33,320
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	35,000	36,504
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	20,000	22,024
WEA Finance LLC, 4.625%, 5/10/21(4)	20,000	21,878

		448,977

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	40,000	48,026

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	42,386
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	10,000	11,617
CSX Corp., 4.25%, 6/1/21	10,000	11,256
CSX Corp., 4.75%, 5/30/42	20,000	21,863
Union Pacific Corp., 2.95%, 1/15/23	10,000	10,398
Union Pacific Corp., 4.75%, 9/15/41	30,000	34,006

		131,526

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	75,000	87,188

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	54,604
Lowe's Cos., Inc., 4.65%, 4/15/42	20,000	21,918

		76,522

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	30,000	33,481
Hanesbrands, Inc., 6.375%, 12/15/20	20,000	21,800
Ltd. Brands, Inc., 6.90%, 7/15/17	20,000	23,100

		78,381

TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	7,000	9,955
Altria Group, Inc., 2.85%, 8/9/22	50,000	50,003
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	45,481

		105,439

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32	30,000	47,589
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	84,192
Vodafone Group plc, 5.625%, 2/27/17	50,000	59,592

		191,373

TOTAL CORPORATE BONDS (Cost $11,080,850)		12,257,734

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.8%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	44,116	44,774
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/12	100,000	112,377
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/12	25,000	27,400
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/12	50,000	55,085
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 10/1/12	150,000	159,400
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.40%, 10/15/12(4)	55,038	52,078
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 10/1/12	50,000	49,963
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/12	100,000	107,845
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/12	50,000	52,921
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/12	150,000	160,791
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	95,000	102,558
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	200,000	217,938
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	75,000	81,545
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	75,000	78,696

LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	100,000	104,600
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 10/11/12	68,000	72,743
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/12	25,000	26,719
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	25,000	26,041
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/12	100,000	108,653
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/11/12	105,000	116,657
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 SEQ, 3.18%, 8/15/45	25,000	26,726
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	25,323	25,553
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	125,000	134,517
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	17,134	17,418
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	200,000	215,407

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,099,960)		2,178,405

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 1.2%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	38,893	40,271
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	142,970	103,237
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	27,656	28,381
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	40,000	42,480
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	23,399	23,657
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 10/1/12	47,806	48,048
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	21,076	21,756
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.71%, 10/1/12	187,507	188,181
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/12	50,000	51,300
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	39,489	41,100
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.95%, 10/1/12	60,108	65,744
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/12	86,728	88,823
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	67,522	71,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	70,437	73,353
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	10,368	10,387

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.34%, 10/1/12	36,932	37,388
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	87,795	91,463
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	46,143	47,753
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	51,443	53,647
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/12	48,474	50,088

		1,178,127

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	261,444	289,947

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,432,986)		1,468,074

U.S. GOVERNMENT AGENCY SECURITIES — 0.8%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FHLMC, 1.00%, 6/29/17	50,000	50,628
FHLMC, 1.00%, 9/29/17	30,000	30,344
FHLMC, 2.375%, 1/13/22	260,000	273,388
FNMA, 0.875%, 10/26/17	134,000	134,841

		489,201

GOVERNMENT-BACKED CORPORATE BOND(5) — 0.4%
Citigroup Funding, Inc., 1.875%, 11/15/12	500,000	501,032

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $972,899)		990,233

MUNICIPAL SECURITIES — 0.7%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	10,000	12,359
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	30,000	41,193
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	20,000	28,143
California GO, (Building Bonds), 7.30%, 10/1/39	20,000	26,739
California GO, (Building Bonds), 7.60%, 11/1/40	5,000	6,970
Illinois GO, 5.88%, 3/1/19	50,000	56,683
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	80,000	77,901
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	15,000	17,163
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	66,942
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	20,000	25,412
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	20,387
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	40,000	49,666
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	59,794
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	20,000	28,858

Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	30,000	35,068
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	26,373
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	55,000	55,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	50,000	64,001
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	25,000	31,068
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	25,000	30,212
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	35,000	43,278
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	30,000	37,265

TOTAL MUNICIPAL SECURITIES (Cost $692,411)		840,475

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%

BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	100,000	125,000
Brazilian Government International Bond, 5.625%, 1/7/41	40,000	51,400

		176,400

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	44,000	63,574
Province of Ontario Canada, 5.45%, 4/27/16	40,000	46,638
Province of Ontario Canada, 1.60%, 9/21/16	20,000	20,701

		130,913

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	10,000	11,565

ITALY†
Republic of Italy, 6.875%, 9/27/23	20,000	22,373

MEXICO — 0.3%
United Mexican States, 5.625%, 1/15/17	20,000	23,480
United Mexican States, 5.95%, 3/19/19	120,000	149,400
United Mexican States, 5.125%, 1/15/20	70,000	84,000
United Mexican States, 6.05%, 1/11/40	10,000	13,375
United Mexican States, MTN, 4.75%, 3/8/44	20,000	22,300

		292,555

PERU†
Republic of Peru, 6.55%, 3/14/37	10,000	14,775
Republic of Peru, 5.625%, 11/18/50	20,000	26,150

		40,925

POLAND†
Poland Government International Bond, 5.125%, 4/21/21	35,000	40,862

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	40,000	43,464
Korea Development Bank, 3.25%, 3/9/16	20,000	21,090

Korea Development Bank, 4.00%, 9/9/16	20,000	21,800

		86,354

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $686,338)		801,947

TEMPORARY CASH INVESTMENTS — 2.1%

SSgA U.S. Government Money Market Fund (Cost $2,562,828)	2,562,828	2,562,828

TOTAL INVESTMENT SECURITIES — 100.8% (Cost $104,288,255)		122,666,697

OTHER ASSETS AND LIABILITIES — (0.8)%		(952,323)

TOTAL NET ASSETS — 100.0%		$121,714,374

Notes to Schedule of Investments
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Final maturity date indicated, unless otherwise noted.
(3)	When-issued security.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $714,142, which represented 0.6% of total net assets.

(5)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	72,753,495	—	—
U.S. Government Agency Mortgage-Backed Securities	—	15,011,375	—
U.S. Treasury Securities	—	13,802,131	—
Corporate Bonds	—	12,257,734	—
Commercial Mortgage-Backed Securities	—	2,178,405	—
Collateralized Mortgage Obligations	—	1,468,074	—
U.S. Government Agency Securities	—	990,233	—
Municipal Securities	—	840,475	—
Sovereign Governments and Agencies	—	801,947	—
Temporary Cash Investments	2,562,828	—	—
Total Value of Investment Securities	75,316,323	47,350,374	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$105,182,700
Gross tax appreciation of investments	$18,164,710
Gross tax depreciation of investments	(680,713)
Net tax appreciation (depreciation) of investments	$17,483,997

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Capital Appreciation Fund

September 30, 2012

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%

AEROSPACE AND DEFENSE — 2.9%
B/E Aerospace, Inc.(1)	46,778	1,969,354
Spirit Aerosystems Holdings, Inc. Class A(1)	84,417	1,874,901
TransDigm Group, Inc.(1)	34,298	4,865,857
Triumph Group, Inc.	34,660	2,167,290

		10,877,402

AUTO COMPONENTS — 0.9%
BorgWarner, Inc.(1)	46,114	3,186,938

AUTOMOBILES — 1.2%
Harley-Davidson, Inc.	104,347	4,421,182

BEVERAGES — 1.1%
Beam, Inc.	32,566	1,873,848
Monster Beverage Corp.(1)	41,020	2,221,643

		4,095,491

BIOTECHNOLOGY — 5.0%
Alexion Pharmaceuticals, Inc.(1)	75,072	8,588,237
Grifols SA(1)	144,425	4,769,748
Onyx Pharmaceuticals, Inc.(1)	22,176	1,873,872
Regeneron Pharmaceuticals, Inc.(1)	21,688	3,310,890

		18,542,747

BUILDING PRODUCTS — 0.8%
Fortune Brands Home & Security, Inc.(1)	104,313	2,817,494

CAPITAL MARKETS — 1.8%
KKR & Co. LP	122,512	1,851,156
Lazard Ltd. Class A	70,288	2,054,518
Raymond James Financial, Inc.	75,416	2,763,997

		6,669,671

CHEMICALS — 3.1%
Airgas, Inc.	42,934	3,533,468
Albemarle Corp.	41,843	2,204,289
American Vanguard Corp.	14,613	508,533
FMC Corp.	98,924	5,478,411

		11,724,701

COMMERCIAL BANKS — 1.1%
East West Bancorp., Inc.	94,277	1,991,130
SVB Financial Group(1)	32,066	1,938,711

		3,929,841

COMMERCIAL SERVICES AND SUPPLIES — 2.1%
Cintas Corp.	54,984	2,279,087
Clean Harbors, Inc.(1)	40,543	1,980,526
Stericycle, Inc.(1)	39,716	3,595,092

		7,854,705

COMMUNICATIONS EQUIPMENT — 0.9%
F5 Networks, Inc.(1)	23,806	2,492,488
Palo Alto Networks, Inc.(1)	15,866	976,870

		3,469,358

COMPUTERS AND PERIPHERALS — 1.8%
Apple, Inc.	10,285	6,862,769

CONSTRUCTION AND ENGINEERING — 1.6%
Chicago Bridge & Iron Co. NV New York Shares	63,247	2,409,078
Quanta Services, Inc.(1)	143,204	3,537,139

		5,946,217

CONSUMER FINANCE — 1.5%
Discover Financial Services	141,102	5,605,982

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
tw telecom, inc., Class A(1)	113,990	2,971,719

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.8%
Jabil Circuit, Inc.	131,256	2,457,112
Trimble Navigation Ltd.(1)	91,587	4,365,037

		6,822,149

ENERGY EQUIPMENT AND SERVICES — 2.8%
Atwood Oceanics, Inc.(1)	45,440	2,065,248
National Oilwell Varco, Inc.	71,432	5,722,418
Oil States International, Inc.(1)	31,585	2,509,744

		10,297,410

FOOD AND STAPLES RETAILING — 5.2%
Costco Wholesale Corp.	56,194	5,626,424
Fresh Market, Inc. (The)(1)	48,311	2,897,694
PriceSmart, Inc.	28,426	2,152,417
Whole Foods Market, Inc.	89,955	8,761,617

		19,438,152

FOOD PRODUCTS — 3.1%
Hain Celestial Group, Inc. (The)(1)	33,282	2,096,766
McCormick & Co., Inc.	51,228	3,178,185
Mead Johnson Nutrition Co.	85,269	6,248,512

		11,523,463

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.2%
Cooper Cos., Inc. (The)	28,038	2,648,469
IDEXX Laboratories, Inc.(1)	39,613	3,935,552
Intuitive Surgical, Inc.(1)	3,314	1,642,518

		8,226,539

HEALTH CARE PROVIDERS AND SERVICES — 4.1%
Catamaran Corp.(1)	117,275	11,489,432
Express Scripts Holding Co.(1)	59,081	3,702,606

		15,192,038

HEALTH CARE TECHNOLOGY — 1.3%
Cerner Corp.(1)	60,826	4,708,541

HOTELS, RESTAURANTS AND LEISURE — 3.6%
Bally Technologies, Inc.(1)	52,953	2,615,349
Chipotle Mexican Grill, Inc.(1)	5,457	1,732,816
Panera Bread Co., Class A(1)	17,133	2,927,858
Penn National Gaming, Inc.(1)	49,768	2,145,001
Starwood Hotels & Resorts Worldwide, Inc.	69,336	4,018,714

		13,439,738

HOUSEHOLD DURABLES — 0.3%
Toll Brothers, Inc.(1)	33,296	1,106,426

HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	83,133	4,488,351

INTERNET AND CATALOG RETAIL — 2.1%
Expedia, Inc.	51,697	2,990,155
Netflix, Inc.(1)	30,700	1,671,308
priceline.com, Inc.(1)	5,418	3,352,279

		8,013,742

INTERNET SOFTWARE AND SERVICES — 2.3%
Baidu, Inc. ADR(1)	12,861	1,502,422
Equinix, Inc.(1)	1,868	384,901
LinkedIn Corp., Class A(1)	27,942	3,364,217
Rackspace Hosting, Inc.(1)	52,882	3,494,971

		8,746,511

IT SERVICES — 4.3%
Alliance Data Systems Corp.(1)	72,008	10,221,536
Teradata Corp.(1)	76,171	5,744,055

		15,965,591

MACHINERY — 2.8%
Chart Industries, Inc.(1)	32,273	2,383,361
Flowserve Corp.	23,131	2,954,754
Trinity Industries, Inc.	88,296	2,646,231
Valmont Industries, Inc.	19,993	2,629,080

		10,613,426

MEDIA — 0.7%
Scripps Networks Interactive, Inc. Class A	9,167	561,296
Sirius XM Radio, Inc.(1)	845,422	2,198,097

		2,759,393

METALS AND MINING — 1.1%
Carpenter Technology Corp.	78,951	4,130,716

MULTILINE RETAIL — 1.1%
Family Dollar Stores, Inc.	61,551	4,080,831

OIL, GAS AND CONSUMABLE FUELS — 2.6%
Cabot Oil & Gas Corp.	60,035	2,695,571
Concho Resources, Inc.(1)	39,897	3,780,241
Linn Energy LLC	75,737	3,123,394

		9,599,206

PHARMACEUTICALS — 2.7%
Perrigo Co.	51,021	5,927,109

Watson Pharmaceuticals, Inc.(1)	49,910	4,250,336

		10,177,445

PROFESSIONAL SERVICES — 0.5%
IHS, Inc. Class A(1)	19,065	1,855,978

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Digital Realty Trust, Inc.	42,401	2,961,710

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.6%
CBRE Group, Inc.(1)	114,383	2,105,791

ROAD AND RAIL — 2.1%
Kansas City Southern	103,358	7,832,469

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Avago Technologies Ltd.	60,088	2,094,968
NXP Semiconductor NV(1)	92,138	2,304,372
Xilinx, Inc.	139,454	4,659,158

		9,058,498

SOFTWARE — 4.9%
Check Point Software Technologies Ltd.(1)	38,714	1,864,466
Citrix Systems, Inc.(1)	38,571	2,953,382
CommVault Systems, Inc.(1)	32,936	1,933,343
NetSuite, Inc.(1)	72,804	4,644,895
Nuance Communications, Inc.(1)	108,123	2,691,182
Salesforce.com, Inc.(1)	12,687	1,937,178
Sourcefire, Inc.(1)	14,373	704,708
Splunk, Inc.(1)	37,370	1,372,226

		18,101,380

SPECIALTY RETAIL — 10.3%
Cabela's, Inc.(1)	57,820	3,161,598
DSW, Inc., Class A	39,366	2,626,500
Gap, Inc. (The)	84,529	3,024,448
GNC Holdings, Inc. Class A	104,584	4,075,638
Lumber Liquidators Holdings, Inc.(1)	22,209	1,125,552
O'Reilly Automotive, Inc.(1)	22,312	1,865,729
PetSmart, Inc.	124,868	8,613,395
Ross Stores, Inc.	63,842	4,124,193
Sally Beauty Holdings, Inc.(1)	69,472	1,743,052
Tractor Supply Co.	34,081	3,370,270
Ulta Salon Cosmetics & Fragrance, Inc.	46,379	4,466,530

		38,196,905

TEXTILES, APPAREL AND LUXURY GOODS — 2.2%
Lululemon Athletica, Inc.(1)	33,279	2,460,649
Michael Kors Holdings Ltd.(1)	88,399	4,701,059
Under Armour, Inc. Class A(1)	19,972	1,115,037

		8,276,745

TRADING COMPANIES AND DISTRIBUTORS — 0.8%
United Rentals, Inc.(1)	92,899	3,038,726

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
SBA Communications Corp., Class A(1)	98,655	6,205,399

TOTAL COMMON STOCKS (Cost $266,745,187)		365,939,486

TEMPORARY CASH INVESTMENTS — 1.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $2,992,293), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $2,932,079)		2,932,052
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $1,795,391), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $1,759,253)		1,759,231
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $597,784), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $586,417)		586,411
SSgA U.S. Government Money Market Fund	1,286,679	1,286,679

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,564,373)		6,564,373

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $273,309,560)		372,503,859

OTHER ASSETS AND LIABILITIES†		113,433

TOTAL NET ASSETS — 100.0%		$372,617,292

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
94,237	EUR for USD	UBS AG	10/31/12	121,134	(100)
(Value on Settlement Date $121,234)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
2,848,242	EUR for USD	UBS AG	10/31/12	3,661,171	24,339
(Value on Settlement Date $3,685,510)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	341,778,206	—	—
Foreign Common Stocks	19,391,532	4,769,748	—
Temporary Cash Investments	1,286,679	5,277,694	—
Total Value of Investment Securities	362,456,417	10,047,442	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	24,239	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$274,020,031
Gross tax appreciation of investments	$102,199,257
Gross tax depreciation of investments	(3,715,429)
Net tax appreciation (depreciation) of investments	$98,483,828

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Growth Fund

September 30, 2012

VP Growth - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%

AEROSPACE AND DEFENSE — 4.8%
Boeing Co. (The)	67	4,665
Hexcel Corp.(1)	165	3,963
Honeywell International, Inc.	354	21,152
Precision Castparts Corp.	72	11,760
Textron, Inc.	261	6,830
United Technologies Corp.	235	18,398

		66,768

AIR FREIGHT AND LOGISTICS — 1.0%
United Parcel Service, Inc., Class B	188	13,455

AUTO COMPONENTS — 0.8%
Autoliv, Inc.	100	6,197
BorgWarner, Inc.(1)	63	4,354

		10,551

AUTOMOBILES — 0.7%
Harley-Davidson, Inc.	218	9,237

BEVERAGES — 4.9%
Beam, Inc.	105	6,042
Brown-Forman Corp., Class B	55	3,589
Coca-Cola Co. (The)	840	31,861
Monster Beverage Corp.(1)	93	5,037
PepsiCo, Inc.	315	22,292

		68,821

BIOTECHNOLOGY — 1.8%
Alexion Pharmaceuticals, Inc.(1)	52	5,949
Cepheid, Inc.(1)	28	966
Gilead Sciences, Inc.(1)	241	15,986
Medivation, Inc.(1)	40	2,254

		25,155

CHEMICALS — 2.4%
Agrium, Inc.	68	7,035
Monsanto Co.	237	21,572
Rockwood Holdings, Inc.	111	5,173

		33,780

COMMERCIAL BANKS — 1.3%
SunTrust Banks, Inc.	275	7,774
Wells Fargo & Co.	279	9,634

		17,408

COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	276	5,269
F5 Networks, Inc.(1)	25	2,618
Palo Alto Networks, Inc.(1)	58	3,571
QUALCOMM, Inc.	272	16,997

		28,455

COMPUTERS AND PERIPHERALS — 11.1%
Apple, Inc.	185	123,443
EMC Corp.(1)	815	22,225
NetApp, Inc.(1)	268	8,812

		154,480

DISTRIBUTORS — 0.3%
LKQ Corp.(1)	221	4,089

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Verizon Communications, Inc.	388	17,681

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Trimble Navigation Ltd.(1)	99	4,718

ENERGY EQUIPMENT AND SERVICES — 3.1%
Core Laboratories NV	34	4,130
Oceaneering International, Inc.	186	10,277
Schlumberger Ltd.	405	29,294

		43,701

FOOD AND STAPLES RETAILING — 4.1%
Costco Wholesale Corp.	142	14,218
CVS Caremark Corp.	174	8,425
Wal-Mart Stores, Inc.	362	26,716
Whole Foods Market, Inc.	78	7,597

		56,956

FOOD PRODUCTS — 1.5%
Annie's, Inc.(1)	46	2,062
Hershey Co. (The)	94	6,664
Kraft Foods, Inc., Class A	151	6,244
Mead Johnson Nutrition Co.	90	6,595

		21,565

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.4%
Cooper Cos., Inc. (The)	47	4,440
Covidien plc	63	3,743
DENTSPLY International, Inc.	80	3,051
Edwards Lifesciences Corp.(1)	55	5,905
IDEXX Laboratories, Inc.(1)	21	2,086
Intuitive Surgical, Inc.(1)	13	6,443
ResMed, Inc.	133	5,383
Zimmer Holdings, Inc.	43	2,908

		33,959

HEALTH CARE PROVIDERS AND SERVICES — 2.3%
AmerisourceBergen Corp.	260	10,065
DaVita, Inc.(1)	46	4,766
Express Scripts Holding Co.(1)	265	16,607

		31,438

HEALTH CARE TECHNOLOGY — 0.3%
Cerner Corp.(1)	45	3,483

HOTELS, RESTAURANTS AND LEISURE — 3.3%
Chipotle Mexican Grill, Inc.(1)	15	4,763

Marriott International, Inc. Class A	326	12,747
McDonald's Corp.	161	14,772
Starbucks Corp.	262	13,296

		45,578

HOUSEHOLD DURABLES — 1.0%
Mohawk Industries, Inc.(1)	90	7,202
PulteGroup, Inc.(1)	473	7,331

		14,533

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	38	2,051
Colgate-Palmolive Co.	99	10,615

		12,666

INDUSTRIAL CONGLOMERATES — 1.0%
Danaher Corp.	241	13,291

INSURANCE — 0.3%
Brown & Brown, Inc.	138	3,598

INTERNET AND CATALOG RETAIL — 1.8%
Amazon.com, Inc.(1)	99	25,178

INTERNET SOFTWARE AND SERVICES — 4.5%
eBay, Inc.(1)	293	14,184
Google, Inc., Class A(1)	64	48,288

		62,472

IT SERVICES — 4.4%
Automatic Data Processing, Inc.	170	9,972
International Business Machines Corp.	169	35,059
MasterCard, Inc., Class A	37	16,705

		61,736

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Agilent Technologies, Inc.	160	6,152

MACHINERY — 1.5%
Deere & Co.	75	6,187
Illinois Tool Works, Inc.	241	14,332

		20,519

MEDIA — 3.0%
CBS Corp., Class B	268	9,736
Scripps Networks Interactive, Inc. Class A	100	6,123
Time Warner Cable, Inc.	141	13,404
Viacom, Inc., Class B	230	12,326

		41,589

METALS AND MINING — 0.3%
Nucor Corp.	116	4,438

MULTI-UTILITIES — 0.3%
DTE Energy Co.	60	3,596

MULTILINE RETAIL — 1.3%
Dollar General Corp.(1)	170	8,762

Macy's, Inc.	247	9,292

		18,054

OIL, GAS AND CONSUMABLE FUELS — 2.5%
EOG Resources, Inc.	133	14,903
Noble Energy, Inc.	120	11,125
Occidental Petroleum Corp.	98	8,434

		34,462

PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	161	9,913

PHARMACEUTICALS — 4.6%
Abbott Laboratories	347	23,790
Allergan, Inc.	149	13,645
Bristol-Myers Squibb Co.	271	9,146
Johnson & Johnson	262	18,055

		64,636

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
American Campus Communities, Inc.	110	4,827
American Tower Corp.	75	5,354
Simon Property Group, Inc.	81	12,297

		22,478

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.3%
CBRE Group, Inc.(1)	259	4,768

ROAD AND RAIL — 1.5%
Union Pacific Corp.	176	20,891

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Broadcom Corp., Class A	342	11,826
Intel Corp.	320	7,258
Linear Technology Corp.	276	8,791
Xilinx, Inc.	373	12,462

		40,337

SOFTWARE — 6.7%
Cadence Design Systems, Inc.(1)	385	4,953
Citrix Systems, Inc.(1)	133	10,184
CommVault Systems, Inc.(1)	56	3,287
Microsoft Corp.	1,349	40,173
Oracle Corp.	907	28,562
ServiceNow, Inc.(1)	59	2,282
Splunk, Inc.(1)	85	3,121

		92,562

SPECIALTY RETAIL — 3.4%
GNC Holdings, Inc. Class A	208	8,106
Home Depot, Inc. (The)	283	17,084
Lowe's Cos., Inc.	276	8,346
O'Reilly Automotive, Inc.(1)	34	2,843
Tractor Supply Co.	39	3,857
Urban Outfitters, Inc.(1)	198	7,437

		47,673

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	75	4,202

TOBACCO — 2.4%
Philip Morris International, Inc.	366	32,918

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Crown Castle International Corp.(1)	220	14,102
SBA Communications Corp., Class A(1)	101	6,353

		20,455

TOTAL COMMON STOCKS (Cost $1,226,687)		1,374,395

EXCHANGE-TRADED FUNDS — 0.3%

iShares Russell 1000 Growth Index Fund (Cost $4,240)	63	4,202

TEMPORARY CASH INVESTMENTS — 0.8%

SSgA U.S. Government Money Market Fund (Cost $11,302)	11,302	11,302

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,242,229)		1,389,899

OTHER ASSETS AND LIABILITIES — 0.1%		922

TOTAL NET ASSETS — 100.0%		$1,390,821

Notes to Schedule of Investments
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,249,924
Gross tax appreciation of investments	$155,305
Gross tax depreciation of investments	(15,330)
Net tax appreciation (depreciation) of investments	$139,975

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Income & Growth Fund

September 30, 2012

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%

AEROSPACE AND DEFENSE — 4.6%
Boeing Co. (The)	16,540	1,151,515
General Dynamics Corp.	31,364	2,073,788
L-3 Communications Holdings, Inc.	10,784	773,321
Lockheed Martin Corp.	11,992	1,119,813
Northrop Grumman Corp.	40,496	2,690,149
Raytheon Co.	3,452	197,316
United Technologies Corp.	41,747	3,268,372

		11,274,274

AIR FREIGHT AND LOGISTICS — 1.7%
FedEx Corp.	26,971	2,282,286
United Parcel Service, Inc., Class B	28,226	2,020,135

		4,302,421

AUTOMOBILES — 0.2%
General Motors Co.(1)	18,464	420,056

BEVERAGES — 1.0%
Coca-Cola Co. (The)	30,772	1,167,182
Constellation Brands, Inc., Class A(1)	35,976	1,163,824
PepsiCo, Inc.	889	62,914

		2,393,920

BIOTECHNOLOGY — 1.6%
Amgen, Inc.	43,334	3,653,923
Celgene Corp.(1)	4,292	327,909

		3,981,832

CHEMICALS — 3.0%
CF Industries Holdings, Inc.	12,523	2,783,112
Monsanto Co.	31,310	2,849,836
PPG Industries, Inc.	15,510	1,781,168

		7,414,116

COMMERCIAL BANKS — 1.8%
Bank of Montreal	31,155	1,839,391
BB&T Corp.	27,705	918,698
Wells Fargo & Co.	46,770	1,614,968

		4,373,057

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Tyco International Ltd.	5,425	305,211

COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	165,211	3,153,878
Research In Motion Ltd.(1)	114,992	862,440

		4,016,318

COMPUTERS AND PERIPHERALS — 5.5%
Apple, Inc.	14,835	9,898,802
Dell, Inc.	6,615	65,224
Seagate Technology plc	53,900	1,670,900

Western Digital Corp.	50,635	1,961,094

		13,596,020

CONSTRUCTION AND ENGINEERING — 0.4%
Chicago Bridge & Iron Co. NV New York Shares	27,422	1,044,504

CONSUMER FINANCE — 1.2%
American Express Co.	23,055	1,310,907
Cash America International, Inc.	43,881	1,692,490

		3,003,397

DIVERSIFIED CONSUMER SERVICES — 0.8%
H&R Block, Inc.	114,171	1,978,583

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Bank of America Corp.	34,457	304,255
JPMorgan Chase & Co.	126,252	5,110,681
NASDAQ OMX Group, Inc. (The)	7,073	164,766
NYSE Euronext	74,278	1,830,953

		7,410,655

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
AT&T, Inc.	161,600	6,092,320
BCE, Inc.	17,681	776,903
Verizon Communications, Inc.	99,788	4,547,339

		11,416,562

ELECTRIC UTILITIES — 0.5%
American Electric Power Co., Inc.	30,110	1,323,033

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Molex, Inc.	20,058	527,124
Tech Data Corp.(1)	3,466	157,010

		684,134

ENERGY EQUIPMENT AND SERVICES — 0.7%
Helix Energy Solutions Group, Inc.(1)	97,095	1,773,926

FOOD AND STAPLES RETAILING — 1.6%
CVS Caremark Corp.	64,676	3,131,612
SUPERVALU, Inc.	205,256	494,667
Wal-Mart Stores, Inc.	5,419	399,922

		4,026,201

FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	30,584	831,273
Campbell Soup Co.	55,657	1,937,977
ConAgra Foods, Inc.	72,786	2,008,166
Smithfield Foods, Inc.(1)	3,468	68,146
Tyson Foods, Inc., Class A	25,246	404,441

		5,250,003

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.7%
Becton, Dickinson and Co.	12,434	976,815
Medtronic, Inc.	43,359	1,869,640
St. Jude Medical, Inc.	18,415	775,824

Zimmer Holdings, Inc.	8,584	580,450

		4,202,729

HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Humana, Inc.	27,093	1,900,574
McKesson Corp.	8,122	698,736
UnitedHealth Group, Inc.	53,983	2,991,198
WellPoint, Inc.	12,152	704,937

		6,295,445

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Yum! Brands, Inc.	3,708	245,989

HOUSEHOLD DURABLES — 0.8%
Garmin Ltd.	47,286	1,973,718

HOUSEHOLD PRODUCTS — 1.5%
Energizer Holdings, Inc.	4,345	324,181
Kimberly-Clark Corp.	21,990	1,886,302
Procter & Gamble Co. (The)	21,773	1,510,175

		3,720,658

INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	108,026	2,453,270

INSURANCE — 5.8%
ACE Ltd.	30,419	2,299,676
Aflac, Inc.	49,811	2,384,951
Allied World Assurance Co. Holdings AG	23,609	1,823,795
American Financial Group, Inc.	22,041	835,354
Assured Guaranty Ltd.	7,932	108,034
Axis Capital Holdings Ltd.	15,393	537,524
Berkshire Hathaway, Inc., Class B(1)	8,215	724,563
CNA Financial Corp.	1,818	48,722
Everest Re Group Ltd.	8,611	921,033
Loews Corp.	5,506	227,178
Marsh & McLennan Cos., Inc.	3,930	133,345
Mercury General Corp.	7,232	279,517
MetLife, Inc.	34,052	1,173,432
Principal Financial Group, Inc.	12,593	339,255
Prudential Financial, Inc.	47,105	2,567,693

		14,404,072

INTERNET SOFTWARE AND SERVICES — 1.2%
Google, Inc., Class A(1)	3,863	2,914,634

IT SERVICES — 4.9%
Accenture plc, Class A	32,383	2,267,781
Computer Sciences Corp.	54,100	1,742,561
International Business Machines Corp.	29,537	6,127,451
SAIC, Inc.	165,356	1,990,886

		12,128,679

MACHINERY — 1.9%
Cummins, Inc.	23,423	2,159,835
Parker-Hannifin Corp.	26,922	2,250,141

Sauer-Danfoss, Inc.	7,127	286,576

		4,696,552

MEDIA — 2.4%
CBS Corp., Class B	3,209	116,583
Comcast Corp., Class A	118,822	4,250,263
Regal Entertainment Group Class A	111,812	1,573,195

		5,940,041

METALS AND MINING — 0.8%
Coeur d'Alene Mines Corp.(1)	6,881	198,379
Teck Resources Ltd.	58,911	1,734,929

		1,933,308

MULTI-UTILITIES — 1.9%
Ameren Corp.	29,412	960,890
Consolidated Edison, Inc.	9,409	563,505
Public Service Enterprise Group, Inc.	68,443	2,202,496
TECO Energy, Inc.	48,354	857,800

		4,584,691

MULTILINE RETAIL — 1.5%
Dillard's, Inc., Class A	22,981	1,661,986
Macy's, Inc.	56,123	2,111,347

		3,773,333

OIL, GAS AND CONSUMABLE FUELS — 11.2%
Chevron Corp.	57,834	6,741,131
ConocoPhillips	59,457	3,399,751
Energy XXI Bermuda Ltd.	52,317	1,828,479
Exxon Mobil Corp.	103,270	9,444,041
Marathon Oil Corp.	25,558	755,750
Marathon Petroleum Corp.	40,262	2,197,903
Occidental Petroleum Corp.	5,843	502,849
Phillips 66	11,599	537,846
Suncor Energy, Inc.	5,263	172,889
Valero Energy Corp.	68,907	2,182,974

		27,763,613

PAPER AND FOREST PRODUCTS — 0.2%
Domtar Corp.	6,405	501,447

PERSONAL PRODUCTS†
Nu Skin Enterprises, Inc., Class A	1,156	44,887

PHARMACEUTICALS — 8.8%
Abbott Laboratories	65,728	4,506,312
Bristol-Myers Squibb Co.	34,027	1,148,411
Eli Lilly & Co.	70,910	3,361,843
Johnson & Johnson	67,885	4,677,955
Merck & Co., Inc.	57,422	2,589,732
Pfizer, Inc.	221,023	5,492,422

		21,776,675

ROAD AND RAIL†
Union Pacific Corp.	634	75,256

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Applied Materials, Inc.	183,220	2,045,651
Intel Corp.	166,503	3,776,288
KLA-Tencor Corp.	17,455	832,691
Texas Instruments, Inc.	30,601	843,058

		7,497,688

SOFTWARE — 5.7%
Activision Blizzard, Inc.	135,485	1,528,271
CA, Inc.	69,956	1,802,416
Microsoft Corp.	208,463	6,208,028
Oracle Corp.	79,675	2,508,966
Symantec Corp.(1)	101,835	1,833,030
Synopsys, Inc.(1)	4,790	158,166

		14,038,877

SPECIALTY RETAIL — 4.1%
Best Buy Co., Inc.	94,528	1,624,936
Foot Locker, Inc.	48,337	1,715,964
GameStop Corp., Class A	68,475	1,437,975
Home Depot, Inc. (The)	68,060	4,108,782
PetSmart, Inc.	2,900	200,042
Staples, Inc.	81,709	941,288

		10,028,987

TOBACCO — 2.3%
Altria Group, Inc.	5,260	175,631
Philip Morris International, Inc.	54,528	4,904,248
Universal Corp.	13,791	702,238

		5,782,117

TOTAL COMMON STOCKS (Cost $187,391,321)		246,764,889

TEMPORARY CASH INVESTMENTS — 0.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $221,011), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $216,564)		216,562
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $132,608), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $129,939)		129,937
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $44,152), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $43,312)		43,312
SSgA U.S. Government Money Market Fund	95,034	95,034

TOTAL TEMPORARY CASH INVESTMENTS (Cost $484,845)		484,845

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $187,876,166)		247,249,734

OTHER ASSETS AND LIABILITIES — 0.1%		302,802

TOTAL NET ASSETS — 100.0%		$247,552,536

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	226,096,235	—	—
Foreign Common Stocks	20,668,654	—	—
Temporary Cash Investments	95,034	389,811	—
Total Value of Investment Securities	246,859,923	389,811	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$190,757,094
Gross tax appreciation of investments	$61,470,298
Gross tax depreciation of investments	(4,977,658)
Net tax appreciation (depreciation) of investments	$56,492,640

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP International Fund

September 30, 2012

VP International - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%

AUSTRALIA — 4.1%
BHP Billiton Ltd.	121,236	4,155,049
Coca-Cola Amatil Ltd.	60,167	846,297
Commonwealth Bank of Australia	52,294	3,025,220
James Hardie Industries SE	218,255	1,969,645

		9,996,211

BELGIUM — 2.4%
Anheuser-Busch InBev NV	36,430	3,097,706
Colruyt SA	16,376	713,286
Umicore SA	41,572	2,172,943

		5,983,935

BRAZIL — 0.7%
BR Malls Participacoes SA	77,200	1,062,845
Itau Unibanco Holding SA Preference Shares	38,600	584,545

		1,647,390

CANADA — 1.3%
Bank of Nova Scotia	24,350	1,335,522
Canadian National Railway Co.	21,503	1,902,702

		3,238,224

DENMARK — 2.5%
Christian Hansen Holding A/S	61,730	1,859,934
Novo Nordisk A/S B Shares	27,604	4,360,780

		6,220,714

FINLAND — 0.6%
Kone Oyj	23,222	1,606,961

FRANCE — 9.8%
Air Liquide SA	7,839	971,590
BNP Paribas SA	59,135	2,810,163
Cie Generale d'Optique Essilor International SA	19,348	1,811,777
Iliad SA	7,158	1,165,435
L'Oreal SA	8,942	1,106,115
LVMH Moet Hennessy Louis Vuitton SA	11,021	1,657,016
Pernod-Ricard SA	32,485	3,644,742
Publicis Groupe SA	14,179	793,512
Sanofi	52,318	4,460,792
Schneider Electric SA	27,315	1,616,583
Technip SA	25,180	2,799,252
Zodiac Aerospace	12,382	1,208,955

		24,045,932

GERMANY — 8.1%
adidas AG	17,250	1,415,148
BASF SE	35,803	3,020,467
Deutsche Post AG	37,529	733,045
E.ON AG	32,854	779,574
Fresenius Medical Care AG & Co. KGaA	18,723	1,372,863

HeidelbergCement AG	19,808	1,037,770
Henkel AG & Co. KGaA Preference Shares	13,181	1,048,308
Kabel Deutschland Holding AG(1)	40,251	2,871,229
Muenchener Rueckversicherungs AG	22,632	3,533,614
SAP AG	33,715	2,387,666
Volkswagen AG Preference Shares	9,624	1,755,541

		19,955,225

HONG KONG — 1.4%
AIA Group Ltd.	283,000	1,054,765
China Unicom Ltd. ADR	56,627	923,586
Link Real Estate Investment Trust (The)	284,942	1,350,471

		3,328,822

INDIA — 0.4%
HDFC Bank Ltd. ADR	27,649	1,039,049

INDONESIA — 0.9%
PT Bank Mandiri (Persero) Tbk	2,506,225	2,147,445

IRELAND — 0.4%
Ryanair Holdings plc ADR(1)	29,973	966,629

ITALY — 4.4%
ENI SpA	116,989	2,558,730
Luxottica Group SpA	29,149	1,031,216
Pirelli & C SpA	88,969	958,082
Prada SpA	270,800	2,022,081
Saipem SpA	85,682	4,114,648

		10,684,757

JAPAN — 13.1%
Daito Trust Construction Co. Ltd.	17,100	1,720,080
FANUC Corp.	10,700	1,724,833
Fast Retailing Co. Ltd.	6,100	1,418,696
Hitachi Ltd.	255,000	1,418,119
Japan Tobacco, Inc.	77,700	2,331,797
Kubota Corp.	170,000	1,720,912
Lawson, Inc.	30,800	2,368,016
Mitsubishi Corp.	91,200	1,658,288
Mitsubishi Estate Co. Ltd.	116,000	2,220,707
Mitsubishi Heavy Industries Ltd.	425,000	1,840,723
Murata Manufacturing Co. Ltd.	22,900	1,219,240
ORIX Corp.	33,790	3,394,587
Rakuten, Inc.	205,230	2,090,695
SOFTBANK Corp.	41,300	1,672,322
Toyota Motor Corp.	75,600	2,944,951
Unicharm Corp.	39,100	2,244,593

		31,988,559

LUXEMBOURG — 0.8%
SES SA	70,132	1,907,456

MACAU — 0.3%
Sands China Ltd.	174,400	651,128

NETHERLANDS — 3.0%
ASML Holding NV	57,005	3,046,645

Gemalto NV	24,215	2,129,991
Koninklijke Vopak NV	31,350	2,201,244

		7,377,880

NORWAY — 2.4%
Petroleum Geo-Services ASA	37,191	614,775
Statoil ASA	130,227	3,362,002
Telenor ASA	99,090	1,932,021

		5,908,798

PEOPLE'S REPUBLIC OF CHINA — 1.0%
Baidu, Inc. ADR(1)	14,917	1,742,604
Tencent Holdings Ltd.	20,400	695,079

		2,437,683

PERU — 0.4%
Credicorp Ltd.	8,920	1,117,498

PORTUGAL — 0.4%
Jeronimo Martins SGPS SA	52,981	884,061

RUSSIAN FEDERATION — 1.5%
Magnit OJSC GDR	69,812	2,372,910
Sberbank of Russia	453,072	1,325,235

		3,698,145

SINGAPORE — 1.4%
DBS Group Holdings Ltd.	168,000	1,969,948
Keppel Corp. Ltd.	170,000	1,579,204

		3,549,152

SOUTH KOREA — 2.3%
Hyundai Motor Co.	8,289	1,879,414
Samsung Electronics Co. Ltd.	3,010	3,645,284

		5,524,698

SPAIN — 3.0%
Banco Bilbao Vizcaya Argentaria SA	115,772	909,448
Grifols SA(1)	124,775	4,120,791
Inditex SA	17,955	2,229,551

		7,259,790

SWEDEN — 2.9%
Atlas Copco AB A Shares	36,053	841,390
Electrolux AB	44,980	1,109,299
Elekta AB B Shares	114,364	1,510,333
Swedbank AB A Shares	109,105	2,049,622
Volvo AB B Shares	115,462	1,618,873

		7,129,517

SWITZERLAND — 8.5%
Adecco SA	22,936	1,091,563
Nestle SA	89,912	5,669,093
Roche Holding AG	25,907	4,839,830
SGS SA	710	1,458,501
Syngenta AG	11,705	4,374,596
UBS AG	123,004	1,497,497

Zurich Financial Services AG	7,778	1,936,850

		20,867,930

TAIWAN (REPUBLIC OF CHINA) — 1.9%
Hon Hai Precision Industry Co. Ltd.	705,400	2,213,888
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	148,809	2,354,158

		4,568,046

THAILAND — 1.0%
Kasikornbank PCL NVDR	395,500	2,344,989

TURKEY — 0.7%
Turkiye Garanti Bankasi AS	391,122	1,632,169

UNITED KINGDOM — 17.6%
Admiral Group plc	34,311	583,419
Aggreko plc	44,705	1,669,746
Antofagasta plc	91,092	1,856,343
ARM Holdings plc	189,795	1,762,265
BG Group plc	127,957	2,582,811
British American Tobacco plc	44,313	2,275,142
Burberry Group plc	40,687	657,670
Capita Group plc (The)	170,767	2,135,718
Carnival plc	29,865	1,100,999
Compass Group plc	86,842	958,488
Experian plc	54,301	902,281
GlaxoSmithKline plc	74,919	1,726,977
HSBC Holdings plc (Hong Kong)	275,433	2,591,270
Intercontinental Hotels Group plc	73,328	1,918,242
Lloyds Banking Group plc(1)	3,262,928	2,045,943
Petrofac Ltd.	70,727	1,821,648
Rio Tinto plc	67,117	3,126,777
Rolls-Royce Holdings plc	99,359	1,352,550
Standard Chartered plc	96,267	2,176,326
Unilever plc	100,698	3,661,911
Vodafone Group plc	531,512	1,508,436
Whitbread plc	65,084	2,383,614
Wolseley plc	54,555	2,327,480

		43,126,056

TOTAL COMMON STOCKS (Cost $191,569,439)		242,834,849

TEMPORARY CASH INVESTMENTS — 0.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $692,347), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $678,415)		678,409
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $415,412), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $407,050)		407,045
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $138,313), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $135,683)		135,682
SSgA U.S. Government Money Market Fund	297,707	297,707

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,518,843)		1,518,843

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $193,088,282)	244,353,692

OTHER ASSETS AND LIABILITIES — 0.2%	430,962

TOTAL NET ASSETS — 100.0%	$244,784,654

Market Sector Diversification
(as a % of net assets)

Financials	19.2%
Consumer Discretionary	14.0%
Consumer Staples	13.2%
Industrials	13.0%
Materials	10.0%
Health Care	9.9%
Information Technology	9.3%
Energy	7.3%
Telecommunication Services	3.0%
Utilities	0.3%
Cash and Equivalents*	0.8%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	8,143,524	234,691,325	—
Temporary Cash Investments	297,707	1,221,136	—
Total Value of Investment Securities	8,441,231	235,912,461	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$195,170,157
Gross tax appreciation of investments	$52,863,104
Gross tax depreciation of investments	(3,679,569)
Net tax appreciation (depreciation) of investments	$49,183,535

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Large Company Value Fund

September 30, 2012

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%

AEROSPACE AND DEFENSE — 1.1%
Honeywell International, Inc.	420	25,095
Northrop Grumman Corp.	500	33,215
Raytheon Co.	1,020	58,303

		116,613

AIRLINES — 0.6%
Southwest Airlines Co.	7,120	62,442

AUTO COMPONENTS — 0.3%
Autoliv, Inc.	420	26,027

AUTOMOBILES — 1.2%
Ford Motor Co.	12,870	126,898

BEVERAGES — 0.5%
PepsiCo, Inc.	670	47,416

BIOTECHNOLOGY — 0.4%
Amgen, Inc.	220	18,550
Gilead Sciences, Inc.(1)	380	25,206

		43,756

CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	1,900	107,711
Bank of New York Mellon Corp. (The)	3,030	68,539
BlackRock, Inc.	430	76,669
Goldman Sachs Group, Inc. (The)	1,140	129,595
Morgan Stanley	1,870	31,304

		413,818

CHEMICALS — 0.6%
E.I. du Pont de Nemours & Co.	1,270	63,843

COMMERCIAL BANKS — 6.3%
KeyCorp	2,850	24,909
PNC Financial Services Group, Inc.	2,300	145,130
U.S. Bancorp	4,470	153,321
Wells Fargo & Co.	9,540	329,416

		652,776

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Avery Dennison Corp.	610	19,410
Tyco International Ltd.(2)	270	7,398
Tyco International Ltd.	1,220	68,637

		95,445

COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	12,630	241,107

COMPUTERS AND PERIPHERALS — 0.7%
Hewlett-Packard Co.	4,070	69,434

DIVERSIFIED FINANCIAL SERVICES — 5.7%
Bank of America Corp.	8,420	74,349
Citigroup, Inc.	5,790	189,449

JPMorgan Chase & Co.	8,080	327,078

		590,876

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	6,790	255,983
CenturyLink, Inc.	1,900	76,760
Verizon Communications, Inc.	450	20,507

		353,250

ELECTRIC UTILITIES — 3.3%
American Electric Power Co., Inc.	1,370	60,198
Exelon Corp.	1,200	42,696
NV Energy, Inc.	2,610	47,006
Pinnacle West Capital Corp.	1,290	68,112
PPL Corp.	2,160	62,748
Xcel Energy, Inc.	2,220	61,516

		342,276

ENERGY EQUIPMENT AND SERVICES — 2.2%
Baker Hughes, Inc.	2,110	95,435
National Oilwell Varco, Inc.	760	60,884
Schlumberger Ltd.	1,050	75,946

		232,265

FOOD AND STAPLES RETAILING — 2.6%
CVS Caremark Corp.	2,220	107,492
Kroger Co. (The)	3,570	84,038
Wal-Mart Stores, Inc.	1,040	76,752

		268,282

FOOD PRODUCTS — 1.0%
Kraft Foods, Inc., Class A	2,600	107,510

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Medtronic, Inc.	3,670	158,250

HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Aetna, Inc.	1,790	70,884
Quest Diagnostics, Inc.	880	55,818
WellPoint, Inc.	1,480	85,855

		212,557

HOTELS, RESTAURANTS AND LEISURE — 0.5%
Carnival Corp.	1,290	47,008

HOUSEHOLD PRODUCTS — 2.9%
Procter & Gamble Co. (The)	4,400	305,184

INDUSTRIAL CONGLOMERATES — 4.1%
General Electric Co.	18,770	426,267

INSURANCE — 7.9%
Allstate Corp. (The)	2,270	89,915
American International Group, Inc.(1)	1,690	55,415
Berkshire Hathaway, Inc., Class B(1)	1,630	143,766
Chubb Corp. (The)	520	39,666
Loews Corp.	1,660	68,491
MetLife, Inc.	3,830	131,982
Principal Financial Group, Inc.	2,190	58,999

Prudential Financial, Inc.	1,770	96,483
Torchmark Corp.	420	21,567
Travelers Cos., Inc. (The)	1,690	115,359

		821,643

IT SERVICES — 0.2%
Fiserv, Inc.(1)	270	19,988

MACHINERY — 2.1%
Dover Corp.	1,190	70,793
Eaton Corp.	1,170	55,294
Ingersoll-Rand plc	600	26,892
PACCAR, Inc.	1,530	61,239

		214,218

MEDIA — 3.7%
CBS Corp., Class B	1,650	59,945
Comcast Corp., Class A	3,450	123,406
Time Warner Cable, Inc.	550	52,283
Time Warner, Inc.	3,210	145,509

		381,143

METALS AND MINING — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	2,840	112,407
Nucor Corp.	1,500	57,390

		169,797

MULTI-UTILITIES — 0.7%
PG&E Corp.	1,690	72,112

MULTILINE RETAIL — 2.5%
Kohl's Corp.	1,090	55,830
Macy's, Inc.	1,340	50,411
Target Corp.	2,340	148,519

		254,760

OIL, GAS AND CONSUMABLE FUELS — 15.6%
Apache Corp.	1,300	112,411
Chevron Corp.	3,330	388,145
Exxon Mobil Corp.	8,080	738,916
Occidental Petroleum Corp.	1,260	108,435
Royal Dutch Shell plc, Class A	2,810	97,136
Total SA ADR	1,830	91,683
Ultra Petroleum Corp.(1)	1,070	23,519
Valero Energy Corp.	1,840	58,291

		1,618,536

PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	1,850	67,192

PHARMACEUTICALS — 9.3%
Abbott Laboratories	870	59,647
Johnson & Johnson	4,070	280,464
Merck & Co., Inc.	5,810	262,031
Pfizer, Inc.	14,680	364,798

		966,940

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Applied Materials, Inc.	4,400	49,126
Intel Corp.	4,780	108,410
Marvell Technology Group Ltd.	6,210	56,822

		214,358

SOFTWARE — 2.5%
Adobe Systems, Inc.(1)	1,400	45,444
Microsoft Corp.	3,660	108,995
Oracle Corp.	3,220	101,398

		255,837

SPECIALTY RETAIL — 1.1%
Lowe's Cos., Inc.	2,800	84,672
Staples, Inc.	2,630	30,298

		114,970

TOBACCO — 0.4%
Altria Group, Inc.	1,230	41,070

TOTAL COMMON STOCKS (Cost $8,302,254)		10,215,864

TEMPORARY CASH INVESTMENTS — 1.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $77,742), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $76,178)		76,177
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $46,646), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $45,707)		45,706
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $15,531), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $15,236)		15,236
SSgA U.S. Government Money Market Fund	33,429	33,429

TOTAL TEMPORARY CASH INVESTMENTS (Cost $170,548)		170,548

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $8,472,802)		10,386,412

OTHER ASSETS AND LIABILITIES — (0.2)%		(16,158)

TOTAL NET ASSETS — 100.0%		$10,370,254

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
134,805	EUR for USD	UBS AG	10/31/12	173,280	1,152
(Value on Settlement Date $174,432)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.
(2)	When-issued security.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	10,118,728	97,136	—
Temporary Cash Investments	33,429	137,119	—
Total Value of Investment Securities	10,152,157	234,255	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	1,152	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,944,522
Gross tax appreciation of investments	$1,531,447
Gross tax depreciation of investments	(89,557)
Net tax appreciation (depreciation) of investments	$1,441,890

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Mid Cap Value Fund

September 30, 2012

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.2%

AEROSPACE AND DEFENSE — 3.0%
General Dynamics Corp.	36,507	2,413,843
L-3 Communications Holdings, Inc.	14,189	1,017,493
Northrop Grumman Corp.	27,130	1,802,246
Rockwell Collins, Inc.	41,277	2,214,098

		7,447,680

AIRLINES — 1.9%
Japan Airlines Co. Ltd.(1)	51,723	2,419,130
Southwest Airlines Co.	263,631	2,312,044

		4,731,174

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	15,077	934,322

BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	50,399	2,244,267

CAPITAL MARKETS — 4.8%
Charles Schwab Corp. (The)	203,931	2,608,277
Franklin Resources, Inc.	11,809	1,476,952
Northern Trust Corp.	153,697	7,133,846
State Street Corp.	19,950	837,102

		12,056,177

CHEMICALS — 0.4%
Minerals Technologies, Inc.	14,040	995,857

COMMERCIAL BANKS — 5.7%
Comerica, Inc.	86,506	2,686,011
Commerce Bancshares, Inc.	71,628	2,888,757
Cullen/Frost Bankers, Inc.	23,022	1,322,154
KeyCorp	161,303	1,409,788
PNC Financial Services Group, Inc.	43,179	2,724,595
SunTrust Banks, Inc.	48,826	1,380,311
Westamerica Bancorp.	44,035	2,071,847

		14,483,463

COMMERCIAL SERVICES AND SUPPLIES — 5.7%
Republic Services, Inc.	295,610	8,132,231
Tyco International Ltd.	90,552	5,094,456
Waste Management, Inc.	37,864	1,214,677

		14,441,364

COMPUTERS AND PERIPHERALS — 1.1%
SanDisk Corp.(1)	29,054	1,261,815
Western Digital Corp.	40,475	1,567,597

		2,829,412

CONTAINERS AND PACKAGING — 1.4%
Bemis Co., Inc.	83,307	2,621,671

Sonoco Products Co.	30,840	955,732

		3,577,403

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
CenturyLink, Inc.	52,888	2,136,675
tw telecom, inc., Class A(1)	96,460	2,514,712

		4,651,387

ELECTRIC UTILITIES — 7.8%
Empire District Electric Co. (The)	118,454	2,552,684
Great Plains Energy, Inc.	174,796	3,890,959
IDACORP, Inc.	32,237	1,394,895
Northeast Utilities	40,902	1,563,683
NV Energy, Inc.	109,744	1,976,489
Portland General Electric Co.	66,347	1,794,023
Westar Energy, Inc.	107,602	3,191,475
Xcel Energy, Inc.	121,057	3,354,490

		19,718,698

ELECTRICAL EQUIPMENT — 1.8%
ABB Ltd. ADR	105,092	1,965,220
Brady Corp., Class A	48,169	1,410,388
Emerson Electric Co.	15,080	727,912
Rockwell Automation, Inc.	7,745	538,665

		4,642,185

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Molex, Inc., Class A	45,703	992,669
TE Connectivity Ltd.	55,862	1,899,867

		2,892,536

ENERGY EQUIPMENT AND SERVICES — 0.4%
Helmerich & Payne, Inc.	22,795	1,085,270

FOOD AND STAPLES RETAILING — 0.5%
SYSCO Corp.	40,958	1,280,757

FOOD PRODUCTS — 5.4%
Campbell Soup Co.	22,726	791,319
ConAgra Foods, Inc.	93,741	2,586,314
General Mills, Inc.	54,115	2,156,483
Kellogg Co.	45,551	2,353,165
Kraft Foods Group, Inc.(1)(2)	34,113	1,523,145
Ralcorp Holdings, Inc.(1)	58,859	4,296,707

		13,707,133

GAS UTILITIES — 1.4%
AGL Resources, Inc.	89,409	3,657,722

HEALTH CARE EQUIPMENT AND SUPPLIES — 7.4%
Becton, Dickinson and Co.	35,262	2,770,183
Boston Scientific Corp.(1)	261,820	1,502,847
CareFusion Corp.(1)	169,697	4,817,698
Medtronic, Inc.	35,470	1,529,466
STERIS Corp.	49,542	1,757,255
Stryker Corp.	32,478	1,807,725

Zimmer Holdings, Inc.	68,248	4,614,930

		18,800,104

HEALTH CARE PROVIDERS AND SERVICES — 2.9%
CIGNA Corp.	25,894	1,221,420
Humana, Inc.	10,892	764,074
LifePoint Hospitals, Inc.(1)	71,764	3,070,064
Patterson Cos., Inc.	66,601	2,280,418

		7,335,976

HOTELS, RESTAURANTS AND LEISURE — 1.8%
CEC Entertainment, Inc.	61,742	1,859,669
International Game Technology	134,797	1,764,493
International Speedway Corp., Class A	25,310	718,044
Speedway Motorsports, Inc.	7,380	113,652

		4,455,858

HOUSEHOLD DURABLES — 0.3%
Whirlpool Corp.	7,667	635,671

HOUSEHOLD PRODUCTS — 1.1%
Clorox Co.	21,435	1,544,392
Kimberly-Clark Corp.	14,262	1,223,394

		2,767,786

INDUSTRIAL CONGLOMERATES — 1.0%
Koninklijke Philips Electronics NV	107,666	2,511,856

INSURANCE — 9.6%
ACE Ltd.	28,548	2,158,229
Allstate Corp. (The)	40,796	1,615,930
Aon plc	56,334	2,945,705
Chubb Corp. (The)	43,734	3,336,029
HCC Insurance Holdings, Inc.	106,356	3,604,405
Marsh & McLennan Cos., Inc.	88,635	3,007,385
Principal Financial Group, Inc.	35,817	964,910
Reinsurance Group of America, Inc.	35,544	2,056,931
Symetra Financial Corp.	63,550	781,665
Travelers Cos., Inc. (The)	27,859	1,901,655
Unum Group	92,930	1,786,115

		24,158,959

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	17,598	671,716

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Life Technologies Corp.(1)	20,477	1,000,916

MACHINERY — 2.8%
ITT Corp.	113,134	2,279,650
Kaydon Corp.	78,092	1,744,575
Oshkosh Corp.(1)	36,393	998,260
Stanley Black & Decker, Inc.	8,212	626,165
Woodward, Inc.	38,865	1,320,633

		6,969,283

METALS AND MINING — 1.5%
Newmont Mining Corp.	44,889	2,514,233

Nucor Corp.	32,487	1,242,953

		3,757,186

MULTI-UTILITIES — 1.9%
PG&E Corp.	90,858	3,876,911
Wisconsin Energy Corp.	24,964	940,394

		4,817,305

MULTILINE RETAIL — 0.6%
Target Corp.	24,061	1,527,152

OIL, GAS AND CONSUMABLE FUELS — 6.6%
Apache Corp.	17,858	1,544,181
Devon Energy Corp.	39,094	2,365,187
EQT Corp.	48,234	2,845,806
Imperial Oil Ltd.	111,334	5,124,467
Murphy Oil Corp.	41,150	2,209,344
Peabody Energy Corp.	36,175	806,341
Southwestern Energy Co.(1)	49,508	1,721,888

		16,617,214

PHARMACEUTICALS — 0.3%
Hospira, Inc.(1)	25,752	845,181

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.3%
American Tower Corp.	40,284	2,875,875
Annaly Capital Management, Inc.	40,741	686,078
HCP, Inc.	22,663	1,008,050
Piedmont Office Realty Trust, Inc., Class A	170,821	2,962,036
Weyerhaeuser Co.	32,825	858,046

		8,390,085

ROAD AND RAIL — 0.8%
Heartland Express, Inc.	146,045	1,951,161

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.2%
Analog Devices, Inc.	26,896	1,054,054
Applied Materials, Inc.	393,475	4,393,149
KLA-Tencor Corp.	16,597	791,760
Marvell Technology Group Ltd.	192,219	1,758,804
Teradyne, Inc.(1)	190,824	2,713,517

		10,711,284

SPECIALTY RETAIL — 1.7%
Lowe's Cos., Inc.	139,319	4,213,007

THRIFTS AND MORTGAGE FINANCE — 2.0%
Capitol Federal Financial, Inc.	202,766	2,425,081
People's United Financial, Inc.	221,597	2,690,188

		5,115,269

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Rogers Communications, Inc., Class B	72,678	2,942,309

TOTAL COMMON STOCKS (Cost $220,332,590)		245,572,085

EXCHANGE-TRADED FUNDS — 1.0%

iShares Russell Midcap Value Index Fund (Cost $2,199,502)	51,968	2,531,881

TEMPORARY CASH INVESTMENTS — 2.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $2,573,125), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $2,521,346)		2,521,323
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $1,543,888), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $1,512,813)		1,512,794
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $514,045), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $504,269)		504,264
SSgA U.S. Government Money Market Fund	1,106,437	1,106,437

TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,644,818)		5,644,818

TOTAL INVESTMENT SECURITIES — 100.5% (Cost $228,176,910)		253,748,784

OTHER ASSETS AND LIABILITIES — (0.5)%		(1,160,003)

TOTAL NET ASSETS — 100.0%		$252,588,781

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
39,573	CHF for USD	Credit Suisse AG	10/31/12	42,099	(97)
14,288,479	JPY for USD	Credit Suisse AG	10/31/12	183,135	(710)
				225,234	(807)
(Value on Settlement Date $226,041)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
6,566,821	CAD for USD	UBS AG	10/31/12	6,675,503	20,348
162,707	CAD for USD	UBS AG	10/31/12	165,399	(2)
1,613,338	CHF for USD	Credit Suisse AG	10/31/12	1,716,310	10,312
1,700,655	EUR for USD	UBS AG	10/31/12	2,186,046	14,533
163,548,126	JPY for USD	Credit Suisse AG	10/31/12	2,096,195	6,696
6,374,860	JPY for USD	Credit Suisse AG	10/31/12	81,707	399
				12,921,160	52,286
(Value on Settlement Date $12,973,446)

Geographic Diversification
(as a % of net assets)
United States	86.4%
Switzerland	4.3%
Canada	3.2%
United Kingdom	1.2%
Netherlands	1.0%

Japan	1.0%
Bermuda	0.7%
Sweden	0.4%
Cash and Equivalents*	1.8%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.
(2)	When-issued security.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	215,817,720	—	—
Foreign Common Stocks	16,756,603	12,997,762	—
Exchange-Traded Funds	2,531,881	—	—
Temporary Cash Investments	1,106,437	4,538,381	—
Total Value of Investment Securities	236,212,641	17,536,143	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	51,479	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$234,486,052
Gross tax appreciation of investments	$23,175,234
Gross tax depreciation of investments	(3,912,502)
Net tax appreciation (depreciation) of investments	$19,262,732

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Ultra® Fund

September 30, 2012

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%

AEROSPACE AND DEFENSE — 1.3%
General Dynamics Corp.	47,900	3,167,148

AUTO COMPONENTS — 0.3%
BorgWarner, Inc.(1)	12,770	882,535

BEVERAGES — 1.4%
Coca-Cola Co. (The)	89,530	3,395,873

BIOTECHNOLOGY — 4.8%
Alexion Pharmaceuticals, Inc.(1)	20,040	2,292,576
Celgene Corp.(1)	37,540	2,868,056
Gilead Sciences, Inc.(1)	103,280	6,850,562

		12,011,194

CAPITAL MARKETS — 0.7%
T. Rowe Price Group, Inc.	26,160	1,655,928

CHEMICALS — 4.0%
Ecolab, Inc.	38,020	2,464,076
Monsanto Co.	57,110	5,198,152
Potash Corp. of Saskatchewan, Inc.	51,990	2,257,406

		9,919,634

COMMUNICATIONS EQUIPMENT — 2.4%
Palo Alto Networks, Inc.(1)	707	43,530
QUALCOMM, Inc.	93,510	5,843,440

		5,886,970

COMPUTERS AND PERIPHERALS — 12.2%
Apple, Inc.	39,900	26,623,674
EMC Corp.(1)	141,590	3,861,159

		30,484,833

CONSUMER FINANCE — 0.8%
American Express Co.	33,530	1,906,516

DIVERSIFIED FINANCIAL SERVICES — 1.3%
CME Group, Inc.	21,570	1,235,961
JPMorgan Chase & Co.	47,230	1,911,870

		3,147,831

ELECTRICAL EQUIPMENT — 2.7%
Cooper Industries plc	43,890	3,294,383
Emerson Electric Co.	72,100	3,480,267

		6,774,650

ENERGY EQUIPMENT AND SERVICES — 2.6%
Core Laboratories NV	11,140	1,353,287
Schlumberger Ltd.	70,410	5,092,756

		6,446,043

FOOD AND STAPLES RETAILING — 4.0%
Costco Wholesale Corp.	53,180	5,324,648
Wal-Mart Stores, Inc.	45,780	3,378,564

Whole Foods Market, Inc.	12,280	1,196,072

		9,899,284

FOOD PRODUCTS — 2.8%
Hershey Co. (The)	31,830	2,256,429
Mead Johnson Nutrition Co.	27,650	2,026,192
Nestle SA	44,040	2,776,791

		7,059,412

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.5%
HeartWare International, Inc.(1)	5,040	476,230
Intuitive Surgical, Inc.(1)	8,990	4,455,714
St. Jude Medical, Inc.	54,010	2,275,441
Varian Medical Systems, Inc.(1)	25,200	1,520,064

		8,727,449

HEALTH CARE PROVIDERS AND SERVICES — 4.0%
Express Scripts Holding Co.(1)	97,180	6,090,270
UnitedHealth Group, Inc.	68,370	3,788,382

		9,878,652

HOTELS, RESTAURANTS AND LEISURE — 3.4%
McDonald's Corp.	40,810	3,744,318
Starbucks Corp.	92,700	4,704,525

		8,448,843

HOUSEHOLD PRODUCTS — 1.5%
Colgate-Palmolive Co.	35,540	3,810,599

INSURANCE — 1.0%
MetLife, Inc.	75,420	2,598,973

INTERNET AND CATALOG RETAIL — 2.7%
Amazon.com, Inc.(1)	26,120	6,642,838

INTERNET SOFTWARE AND SERVICES — 8.3%
Baidu, Inc. ADR(1)	18,610	2,174,020
Facebook, Inc. Class A(1)	37,470	811,226
Google, Inc., Class A(1)	17,170	12,954,765
LinkedIn Corp., Class A(1)	22,700	2,733,080
Tencent Holdings Ltd.	60,800	2,071,609

		20,744,700

IT SERVICES — 2.8%
MasterCard, Inc., Class A	11,070	4,997,883
Teradata Corp.(1)	27,560	2,078,300

		7,076,183

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Hasbro, Inc.	49,070	1,873,002

MACHINERY — 5.3%
Cummins, Inc.	26,100	2,406,681
Donaldson Co., Inc.	37,650	1,306,831
Joy Global, Inc.	49,480	2,773,849
Parker-Hannifin Corp.	38,800	3,242,904
WABCO Holdings, Inc.(1)	34,630	1,997,112

Wabtec Corp.	19,340	1,552,809

		13,280,186

MEDIA — 0.7%
Time Warner, Inc.	36,780	1,667,237

METALS AND MINING — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	31,140	1,232,521

OIL, GAS AND CONSUMABLE FUELS — 3.1%
EOG Resources, Inc.	12,200	1,367,010
Exxon Mobil Corp.	37,030	3,386,394
Occidental Petroleum Corp.	33,490	2,882,149

		7,635,553

PERSONAL PRODUCTS — 1.6%
Estee Lauder Cos., Inc. (The), Class A	65,880	4,056,232

PHARMACEUTICALS — 0.2%
Teva Pharmaceutical Industries Ltd. ADR	15,530	643,097

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Altera Corp.	67,310	2,287,530
Linear Technology Corp.	80,010	2,548,319
Microchip Technology, Inc.	34,930	1,143,608

		5,979,457

SOFTWARE — 4.9%
Electronic Arts, Inc.(1)	35,610	451,891
Microsoft Corp.	34,410	1,024,730
NetSuite, Inc.(1)	17,120	1,092,256
Oracle Corp.	139,710	4,399,468
Salesforce.com, Inc.(1)	20,560	3,139,307
VMware, Inc., Class A(1)	21,560	2,085,714

		12,193,366

SPECIALTY RETAIL — 3.8%
O'Reilly Automotive, Inc.(1)	30,950	2,588,039
Tiffany & Co.	42,550	2,632,994
TJX Cos., Inc. (The)	96,380	4,316,860

		9,537,893

TEXTILES, APPAREL AND LUXURY GOODS — 2.1%
Lululemon Athletica, Inc.(1)	30,840	2,280,310
NIKE, Inc., Class B	31,100	2,951,701

		5,232,011

TOBACCO — 2.7%
Philip Morris International, Inc.	75,710	6,809,357

TOTAL COMMON STOCKS (Cost $129,073,875)		240,706,000

TEMPORARY CASH INVESTMENTS — 1.1%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $1,217,202), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $1,192,708)		1,192,697

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $730,327), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $715,627)		715,618
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $243,166), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $238,541)		238,539
SSgA U.S. Government Money Market Fund	523,394	523,394

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,670,248)		2,670,248

TOTAL INVESTMENT SECURITIES — 97.6% (Cost $131,744,123)		243,376,248

OTHER ASSETS AND LIABILITIES — 2.4%		5,968,870

TOTAL NET ASSETS — 100.0%		$249,345,118

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
2,223,580	CHF for USD	Credit Suisse AG	10/31/12	2,365,500	14,213
(Value on Settlement Date $2,379,713)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	227,149,480	—	—
Foreign Common Stocks	8,708,120	4,848,400	—
Temporary Cash Investments	523,394	2,146,854	—
Total Value of Investment Securities	236,380,994	6,995,254	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	14,213	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$136,439,841
Gross tax appreciation of investments	$107,566,433
Gross tax depreciation of investments	(630,026)
Net tax appreciation (depreciation) of investments	$106,936,407

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Value Fund

September 30, 2012

VP Value - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%

AEROSPACE AND DEFENSE — 1.5%
General Dynamics Corp.	85,977	5,684,799
L-3 Communications Holdings, Inc.	35,300	2,531,363
Northrop Grumman Corp.	56,405	3,746,984

		11,963,146

AIRLINES — 1.5%
Japan Airlines Co. Ltd.(1)	120,981	5,658,389
Southwest Airlines Co.	686,795	6,023,192

		11,681,581

AUTOMOBILES — 1.6%
General Motors Co.(1)	151,883	3,455,338
Honda Motor Co., Ltd.	84,400	2,592,347
Toyota Motor Corp.	177,200	6,902,717

		12,950,402

BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	129,001	5,744,415

CAPITAL MARKETS — 5.2%
Charles Schwab Corp. (The)	524,966	6,714,315
Franklin Resources, Inc.	14,534	1,817,767
Goldman Sachs Group, Inc. (The)	66,681	7,580,296
Northern Trust Corp.	402,175	18,666,953
State Street Corp.	144,922	6,080,927

		40,860,258

COMMERCIAL BANKS — 6.6%
Comerica, Inc.	201,250	6,248,813
Commerce Bancshares, Inc.	103,259	4,164,435
KeyCorp	230,759	2,016,834
PNC Financial Services Group, Inc.	214,181	13,514,821
U.S. Bancorp	287,377	9,857,031
Wells Fargo & Co.	460,666	15,906,797

		51,708,731

COMMERCIAL SERVICES AND SUPPLIES — 4.2%
Avery Dennison Corp.	72,211	2,297,754
Republic Services, Inc.	658,992	18,128,870
Tyco International Ltd.	116,991	6,581,914
Waste Management, Inc.	189,841	6,090,099

		33,098,637

COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	689,875	13,169,714

COMPUTERS AND PERIPHERALS — 1.6%
Hewlett-Packard Co.	429,746	7,331,467
NetApp, Inc.(1)	42,376	1,393,323
QLogic Corp.(1)	143,889	1,643,212
SanDisk Corp.(1)	22,373	971,660

Western Digital Corp.	30,592	1,184,828

		12,524,490

CONTAINERS AND PACKAGING — 1.0%
Bemis Co., Inc.	160,075	5,037,560
Sonoco Products Co.	78,926	2,445,917

		7,483,477

DIVERSIFIED FINANCIAL SERVICES — 2.7%
JPMorgan Chase & Co.	516,114	20,892,295

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
AT&T, Inc.	541,810	20,426,237
CenturyLink, Inc.	64,236	2,595,134

		23,021,371

ELECTRIC UTILITIES — 3.5%
Great Plains Energy, Inc.	79,737	1,774,946
NV Energy, Inc.	196,351	3,536,281
Westar Energy, Inc.	457,611	13,572,742
Xcel Energy, Inc.	303,786	8,417,910

		27,301,879

ELECTRICAL EQUIPMENT — 0.6%
ABB Ltd. ADR	121,442	2,270,966
Emerson Electric Co.	52,738	2,545,663

		4,816,629

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Molex, Inc.	100,203	2,633,335
TE Connectivity Ltd.	60,157	2,045,939

		4,679,274

ENERGY EQUIPMENT AND SERVICES — 0.7%
Halliburton Co.	106,375	3,583,774
Helmerich & Payne, Inc.	39,029	1,858,170

		5,441,944

FOOD AND STAPLES RETAILING — 1.2%
CVS Caremark Corp.	66,100	3,200,562
SYSCO Corp.	130,044	4,066,476
Wal-Mart Stores, Inc.	24,602	1,815,627

		9,082,665

FOOD PRODUCTS — 2.7%
Campbell Soup Co.	49,303	1,716,730
ConAgra Foods, Inc.	101,605	2,803,282
General Mills, Inc.	58,648	2,337,123
Kellogg Co.	73,313	3,787,350
Kraft Foods, Inc., Class A	197,132	8,151,408
Ralcorp Holdings, Inc.(1)	30,826	2,250,298

		21,046,191

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.5%
Becton, Dickinson and Co.	83,795	6,582,935
Boston Scientific Corp.(1)	1,367,636	7,850,231

CareFusion Corp.(1)	560,711	15,918,585
Medtronic, Inc.	214,370	9,243,635
Stryker Corp.	57,906	3,223,048
Zimmer Holdings, Inc.	120,552	8,151,726

		50,970,160

HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Aetna, Inc.	91,682	3,630,607
CIGNA Corp.	63,107	2,976,757
LifePoint Hospitals, Inc.(1)	54,191	2,318,291
UnitedHealth Group, Inc.	121,919	6,755,532

		15,681,187

HOTELS, RESTAURANTS AND LEISURE — 1.6%
Carnival Corp.	20,805	758,134
International Game Technology	263,321	3,446,872
International Speedway Corp., Class A	167,758	4,759,295
Speedway Motorsports, Inc.	231,211	3,560,649

		12,524,950

HOUSEHOLD DURABLES — 0.4%
Whirlpool Corp.	42,322	3,508,917

HOUSEHOLD PRODUCTS — 3.3%
Clorox Co.	35,939	2,589,405
Energizer Holdings, Inc.	10,571	788,702
Kimberly-Clark Corp.	22,485	1,928,763
Procter & Gamble Co. (The)	297,576	20,639,872

		25,946,742

INDUSTRIAL CONGLOMERATES — 4.3%
General Electric Co.	1,103,204	25,053,763
Koninklijke Philips Electronics NV	287,454	6,706,324
Siemens AG	19,317	1,926,537

		33,686,624

INSURANCE — 6.9%
ACE Ltd.	26,054	1,969,682
Allstate Corp. (The)	146,829	5,815,897
Aon plc	39,870	2,084,802
Berkshire Hathaway, Inc., Class A(1)	69	9,156,300
Chubb Corp. (The)	54,914	4,188,840
HCC Insurance Holdings, Inc.	105,585	3,578,276
Marsh & McLennan Cos., Inc.	208,591	7,077,493
MetLife, Inc.	194,017	6,685,826
Principal Financial Group, Inc.	28,968	780,398
Prudential Financial, Inc.	81,419	4,438,150
Reinsurance Group of America, Inc.	36,660	2,121,514
Travelers Cos., Inc. (The)	40,478	2,763,028
Unum Group	182,823	3,513,858

		54,174,064

INTERNET SOFTWARE AND SERVICES — 0.2%
Google, Inc., Class A(1)	1,976	1,490,892

METALS AND MINING — 1.3%
Barrick Gold Corp.	76,632	3,200,152

Freeport-McMoRan Copper & Gold, Inc.	107,320	4,247,726
Newmont Mining Corp.	34,620	1,939,066
Nucor Corp.	24,211	926,313

		10,313,257

MULTI-UTILITIES — 1.1%
PG&E Corp.	197,033	8,407,398

MULTILINE RETAIL — 0.8%
Target Corp.	97,597	6,194,482

OIL, GAS AND CONSUMABLE FUELS — 15.5%
Apache Corp.	95,891	8,291,695
BP plc	364,076	2,566,226
BP plc ADR	17,423	738,038
Chevron Corp.	179,469	20,918,907
Devon Energy Corp.	52,284	3,163,182
EQT Corp.	45,046	2,657,714
Exxon Mobil Corp.	437,182	39,980,294
Imperial Oil Ltd.	297,561	13,696,099
Peabody Energy Corp.	100,266	2,234,929
Southwestern Energy Co.(1)	101,432	3,527,805
Total S.A.	353,719	17,545,495
Ultra Petroleum Corp.(1)	286,411	6,295,314

		121,615,698

PHARMACEUTICALS — 7.9%
Eli Lilly & Co.	68,676	3,255,929
Hospira, Inc.(1)	76,965	2,525,991
Johnson & Johnson	283,354	19,525,924
Merck & Co., Inc.	302,341	13,635,579
Pfizer, Inc.	911,088	22,640,537

		61,583,960

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Applied Materials, Inc.	792,822	8,851,858
Intel Corp.	73,490	1,666,753
Marvell Technology Group Ltd.	368,579	3,372,498
Teradyne, Inc.(1)	124,410	1,769,110
Texas Instruments, Inc.	34,287	944,607

		16,604,826

SOFTWARE — 0.3%
Oracle Corp.	70,085	2,206,977

SPECIALTY RETAIL — 1.7%
Lowe's Cos., Inc.	441,585	13,353,530

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	100,006	4,048,661

TOTAL COMMON STOCKS (Cost $655,667,806)		759,779,424

EXCHANGE-TRADED FUNDS — 0.3%

SPDR S&P 500 ETF Trust (Cost $2,415,856)	16,432	2,365,058

TEMPORARY CASH INVESTMENTS — 2.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $9,837,394), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $9,639,436)		9,639,348
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $5,902,488), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $5,783,681)		5,783,609
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,965,262), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $1,927,888)		1,927,869
SSgA U.S. Government Money Market Fund	4,230,055	4,230,055

TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,580,881)		21,580,881

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $679,664,543)		783,725,363

OTHER ASSETS AND LIABILITIES — 0.1%		617,095

TOTAL NET ASSETS — 100.0%		$784,342,458

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
474,645	EUR for USD	UBS AG	10/31/12	610,116	(1,949)
30,195,289	JPY for USD	Credit Suisse AG	10/31/12	387,012	(1,502)
				997,128	(3,451)
(Value on Settlement Date $1,000,579)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
15,618,247	CAD for USD	UBS AG	10/31/12	15,876,731	48,394
1,656,558	CHF for USD	Credit Suisse AG	10/31/12	1,762,288	10,589
16,129,068	EUR for USD	UBS AG	10/31/12	20,732,539	137,830
1,549,940	GBP for USD	Credit Suisse AG	10/31/12	2,502,624	14,090
923,767,560	JPY for USD	Credit Suisse AG	10/31/12	11,839,921	37,820
				52,714,103	248,723
(Value on Settlement Date $52,962,826)

Geographic Diversification
(as a % of net assets)
United States	86.5%
Canada	2.7%
France	2.2%
Japan	1.9%
Switzerland	1.6%
Netherlands	0.9%
United Kingdom	0.7%
Bermuda	0.5%
Germany	0.2%

Cash and Equivalents*	2.8%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
ETF	-	Exchange-Traded Fund
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	675,872,638	—	—
Foreign Common Stocks	22,263,991	61,642,795	—
Exchange-Traded Funds	2,365,058	—	—
Temporary Cash Investments	4,230,055	17,350,826	—
Total Value of Investment Securities	704,731,742	78,993,621	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	245,272	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$717,361,578
Gross tax appreciation of investments	$87,663,255
Gross tax depreciation of investments	(21,299,470)
Net tax appreciation (depreciation) of investments	$66,363,785

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP VistaSM Fund

September 30, 2012

VP Vista - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%

AEROSPACE AND DEFENSE — 2.5%
B/E Aerospace, Inc.(1)	5,435	228,813
Spirit Aerosystems Holdings, Inc. Class A(1)	8,912	197,936
TransDigm Group, Inc.(1)	2,554	362,336

		789,085

AUTO COMPONENTS — 1.4%
BorgWarner, Inc.(1)	2,773	191,642
Delphi Automotive plc(1)	7,944	246,264

		437,906

AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	3,695	156,557

BEVERAGES — 1.4%
Beam, Inc.	2,557	147,130
Dr Pepper Snapple Group, Inc.	3,629	161,599
Monster Beverage Corp.(1)	2,313	125,272

		434,001

BIOTECHNOLOGY — 3.8%
Alexion Pharmaceuticals, Inc.(1)	5,609	641,670
Grifols SA(1)	6,089	201,094
Onyx Pharmaceuticals, Inc.(1)	982	82,979
Regeneron Pharmaceuticals, Inc.(1)	1,755	267,918

		1,193,661

BUILDING PRODUCTS — 0.8%
Fortune Brands Home & Security, Inc.(1)	8,948	241,685

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.(1)	3,078	378,594
KKR & Co. LP	14,470	218,642

		597,236

CHEMICALS — 4.2%
Airgas, Inc.	3,066	252,332
Albemarle Corp.	2,600	136,968
Celanese Corp.	2,405	91,174
Eastman Chemical Co.	4,954	282,427
FMC Corp.	7,901	437,557
Sherwin-Williams Co. (The)	742	110,491

		1,310,949

COMMERCIAL BANKS — 0.5%
Comerica, Inc.	5,129	159,255

COMMERCIAL SERVICES AND SUPPLIES — 1.4%
Clean Harbors, Inc.(1)	1,965	95,990
Stericycle, Inc.(1)	3,695	334,472

		430,462

COMMUNICATIONS EQUIPMENT — 1.0%
F5 Networks, Inc.(1)	1,398	146,371
Palo Alto Networks, Inc.(1)	2,467	151,893

		298,264

CONSTRUCTION AND ENGINEERING — 1.8%
Chicago Bridge & Iron Co. NV New York Shares	4,234	161,273
KBR, Inc.	4,802	143,196
Quanta Services, Inc.(1)	10,935	270,094

		574,563

CONSUMER FINANCE — 1.5%
Discover Financial Services	11,633	462,179

DIVERSIFIED FINANCIAL SERVICES — 0.7%
McGraw-Hill Cos., Inc. (The)	3,760	205,258

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
tw telecom, inc., Class A(1)	7,399	192,892

ELECTRICAL EQUIPMENT — 0.2%
AMETEK, Inc.	1,326	47,007

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.6%
Jabil Circuit, Inc.	3,276	61,327
Trimble Navigation Ltd.(1)	8,861	422,315

		483,642

ENERGY EQUIPMENT AND SERVICES — 2.9%
Core Laboratories NV	2,275	276,367
National Oilwell Varco, Inc.	2,991	239,609
Oceaneering International, Inc.	3,608	199,342
Oil States International, Inc.(1)	2,510	199,445

		914,763

FOOD AND STAPLES RETAILING — 2.8%
Fresh Market, Inc. (The)(1)	2,445	146,651
Whole Foods Market, Inc.	7,355	716,377

		863,028

FOOD PRODUCTS — 3.1%
Hain Celestial Group, Inc. (The)(1)	2,882	181,566
McCormick & Co., Inc.	3,971	246,361
Mead Johnson Nutrition Co.	7,377	540,586

		968,513

GAS UTILITIES — 1.1%
ONEOK, Inc.	6,766	326,865

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.2%
Cooper Cos., Inc. (The)	1,928	182,119
Edwards Lifesciences Corp.(1)	1,531	164,383
IDEXX Laboratories, Inc.(1)	2,575	255,826
Intuitive Surgical, Inc.(1)	322	159,593
Mettler-Toledo International, Inc.(1)	1,463	249,793

		1,011,714

HEALTH CARE PROVIDERS AND SERVICES — 3.5%
Catamaran Corp.(1)	7,944	778,274
Express Scripts Holding Co.(1)	5,063	317,298

		1,095,572

HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp.(1)	3,261	252,434

HOTELS, RESTAURANTS AND LEISURE — 2.1%
Chipotle Mexican Grill, Inc.(1)	480	152,419
Dunkin' Brands Group, Inc.	4,518	131,903
Panera Bread Co., Class A(1)	942	160,979
Starwood Hotels & Resorts Worldwide, Inc.	3,651	211,612

		656,913

HOUSEHOLD DURABLES — 1.6%
Lennar Corp., Class A	5,850	203,405
Toll Brothers, Inc.(1)	8,623	286,542

		489,947

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	5,782	312,170

INTERNET AND CATALOG RETAIL — 1.3%
Expedia, Inc.	2,904	167,968
priceline.com, Inc.(1)	388	240,067

		408,035

INTERNET SOFTWARE AND SERVICES — 2.0%
Equinix, Inc.(1)	480	98,904
LinkedIn Corp., Class A(1)	1,581	190,353
Rackspace Hosting, Inc.(1)	5,193	343,205

		632,462

IT SERVICES — 5.1%
Alliance Data Systems Corp.(1)	6,722	954,188
Cognizant Technology Solutions Corp., Class A(1)	437	30,555
Teradata Corp.(1)	8,131	613,159

		1,597,902

MACHINERY — 2.3%
Chart Industries, Inc.(1)	2,706	199,838
Joy Global, Inc.	2,340	131,180
Trinity Industries, Inc.	5,347	160,250
Valmont Industries, Inc.	1,587	208,691

		699,959

MEDIA — 2.4%
CBS Corp., Class B	12,132	440,756
Liberty Global, Inc. Class A(1)	2,498	151,753
Sirius XM Radio, Inc.(1)	64,341	167,287

		759,796

METALS AND MINING — 0.6%
Carpenter Technology Corp.	3,564	186,468

MULTILINE RETAIL — 1.9%
Dollar Tree, Inc.(1)	8,621	416,179

Family Dollar Stores, Inc.	2,752	182,457

		598,636

OIL, GAS AND CONSUMABLE FUELS — 3.1%
Cabot Oil & Gas Corp.	10,760	483,124
Concho Resources, Inc.(1)	3,261	308,980
Kodiak Oil & Gas Corp.(1)	17,875	167,310

		959,414

PHARMACEUTICALS — 2.6%
Perrigo Co.	4,234	491,864
Watson Pharmaceuticals, Inc.(1)	3,803	323,863

		815,727

PROFESSIONAL SERVICES — 0.5%
IHS, Inc. Class A(1)	1,725	167,929

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
Digital Realty Trust, Inc.	4,846	338,493
Ventas, Inc.	3,044	189,489

		527,982

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.8%
CBRE Group, Inc.(1)	13,226	243,491

ROAD AND RAIL — 1.9%
Genesee & Wyoming, Inc. Class A(1)	166	11,099
Kansas City Southern	7,792	590,477

		601,576

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.5%
ARM Holdings plc	22,841	212,081
Avago Technologies Ltd.	6,200	216,163
Xilinx, Inc.	10,282	343,521

		771,765

SOFTWARE — 3.6%
Citrix Systems, Inc.(1)	6,309	483,080
NetSuite, Inc.(1)	5,414	345,413
Sourcefire, Inc.(1)	2,774	136,010
Splunk, Inc.(1)	3,907	143,465

		1,107,968

SPECIALTY RETAIL — 10.8%
Cabela's, Inc.(1)	4,976	272,088
DSW, Inc., Class A	4,845	323,258
Gap, Inc. (The)	4,845	173,354
GNC Holdings, Inc. Class A	8,752	341,065
Lumber Liquidators Holdings, Inc.(1)	1,244	63,046
O'Reilly Automotive, Inc.(1)	1,834	153,359
PetSmart, Inc.	8,534	588,675
Ross Stores, Inc.	5,003	323,194
Sally Beauty Holdings, Inc.(1)	8,011	200,996
Tractor Supply Co.	5,414	535,391
Ulta Salon Cosmetics & Fragrance, Inc.	4,195	404,000

		3,378,426

TEXTILES, APPAREL AND LUXURY GOODS — 2.9%
Carter's, Inc.(1)	3,413	183,756
Lululemon Athletica, Inc.(1)	2,673	197,642
Michael Kors Holdings Ltd.(1)	6,569	349,339
VF Corp.	1,109	176,730

		907,467

TOBACCO — 0.5%
Lorillard, Inc.	1,331	154,995

TRADING COMPANIES AND DISTRIBUTORS — 1.6%
Fastenal Co.	4,802	206,438
United Rentals, Inc.(1)	9,303	304,301

		510,739

WIRELESS TELECOMMUNICATION SERVICES — 2.1%
SBA Communications Corp., Class A(1)	10,474	658,815

TOTAL COMMON STOCKS (Cost $22,907,370)		30,596,073

TEMPORARY CASH INVESTMENTS — 1.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $210,965), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $206,720)		206,718
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $126,580), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $124,033)		124,031
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $42,145), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $41,343)		41,343
SSgA U.S. Government Money Market Fund	90,714	90,714

TOTAL TEMPORARY CASH INVESTMENTS (Cost $462,806)		462,806

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $23,370,176)		31,058,879

OTHER ASSETS AND LIABILITIES — 0.4%		126,523

TOTAL NET ASSETS — 100.0%		$31,185,402

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
139,859	EUR for USD	UBS AG	10/31/12	179,778	1,195
118,922	GBP for USD	Credit Suisse AG	10/31/12	192,018	1,081
				371,796	2,276
(Value on Settlement Date $374,072)

Notes to Schedule of Investments
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	28,735,850	—	—
Foreign Common Stocks	1,447,048	413,175	—
Temporary Cash Investments	90,714	372,092	—
Total Value of Investment Securities	30,273,612	785,267	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	2,276	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,515,539
Gross tax appreciation of investments	$7,920,456
Gross tax depreciation of investments	(377,116)
Net tax appreciation (depreciation) of investments	$7,543,340

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2012